Not FDIC Insured May Lose Value No Bank Guarantee
38901-Q3PH

If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .
Schedule of Investments
(unaudited)
Putnam Income Fund 2
Notes to Schedule of Investments 40

Putnam Income Fund
Schedule of Investments (unaudited), July 31, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.8%
Capital Markets 2.8%
a
Franklin Ultra Short Bond ETF .......................... United States 1,013,480 $ 25,387,674
Total Management Investment Companies (Cost $25,217,930) ..................
25,387,674
Principal
Amount
*
Corporate Bonds 43.8%
Aerospace & Defense 1.5%
b
BAE Systems plc ,
Senior Bond, 144A, 5.3%, 3/26/34 ..................... United Kingdom 1,100,000 1,099,675
Senior Note, 144A, 5.125%, 3/26/29 ................... United Kingdom 1,745,000 1,762,162
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 145,000 135,670
Senior Bond, 3.625%, 2/01/31 ........................ United States 475,000 447,867
Senior Bond, 3.6%, 5/01/34 .......................... United States 1,123,000 994,951
Senior Bond, 3.25%, 2/01/35 ......................... United States 262,000 223,328
Senior Bond, 6.875%, 3/15/39 ........................ United States 325,000 356,553
Senior Bond, 3.375%, 6/15/46 ........................ United States 797,000 540,788
Senior Bond, 3.9%, 5/01/49 .......................... United States 577,000 412,373
Senior Bond, 6.858%, 5/01/54 ........................ United States 767,000 822,185
Senior Bond, 3.95%, 8/01/59 ......................... United States 1,095,000 736,476
Senior Bond, 5.93%, 5/01/60 ......................... United States 225,000 210,215
Senior Note, 2.7%, 2/01/27 .......................... United States 584,000 579,320
Senior Note, 6.259%, 5/01/27 ........................ United States 36,000 36,427
b
Bombardier, Inc. ,
Senior Bond, 144A, 7.45%, 5/01/34 .................... Canada 420,000 459,297
Senior Note, 144A, 6.75%, 6/15/33 .................... Canada 605,000 623,887
b
Honeywell Aerospace, Inc. ,
Senior Bond, 144A, 4.95%, 3/16/36 .................... United States 715,000 689,510
Senior Bond, 144A, 5.732%, 3/16/56 ................... United States 405,000 386,015
Senior Bond, 144A, 5.852%, 3/16/66 ................... United States 275,000 261,657
Senior Note, 144A, 4.6%, 3/16/33 ..................... United States 360,000 348,166
Howmet Aerospace, Inc. ,
Senior Bond, 4.75%, 4/15/36 ......................... United States 165,000 157,134
Senior Bond, 5.95%, 2/01/37 ......................... United States 453,000 470,215
Senior Note, 3%, 1/15/29 ........................... United States 1,183,000 1,136,652
b
TransDigm, Inc. , Senior Secured Note , 144A, 6.875% , 12/15/30 United States 985,000 1,010,368
13,900,891
Automobile Components 0.1%
b
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 1,050,000 1,045,401
Automobiles 0.4%
b
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 181,000 187,777
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 1,195,000 1,235,709
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 918,000 926,036
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 485,000 479,179
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 481,000 484,607
3,313,308
Banks 5.5%
b
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/24/30, FRN thereafter , 11/25/35 .............. Australia 1,145,000 1,019,106
Bank of America Corp. ,
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ... United States 1,325,000 1,217,519
Senior Note, 6.204% to 11/09/27, FRN thereafter, 11/10/28 .. United States 375,000 382,332

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of America Corp., (continued)
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..... United States 1,798,000 $ 1,768,571
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 2,598,000 2,388,903
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 1,620,000 1,671,906
b
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 760,000 739,852
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 1,190,000 1,196,977
b
BPCE SA , Sub. Bond , 144A, 3.648% to 1/13/32, FRN thereafter ,
1/14/37 ......................................... France 577,000 517,573
b
CaixaBank SA ,
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 965,000 962,130
Senior Non-Preferred Note, 144A, 5.673% to 3/14/29, FRN
thereafter, 3/15/30 ................................. Spain 810,000 824,753
Citigroup, Inc. ,
c
Junior Sub. Bond, 6.625% to 2/14/31, FRN thereafter,
Perpetual ....................................... United States 845,000 849,397
c
CC, Junior Sub. Bond, 7.125% to 8/14/29, FRN thereafter,
Perpetual ....................................... United States 1,367,000 1,391,230
c
GG, Junior Sub. Bond, 6.875% to 8/14/30, FRN thereafter,
Perpetual ....................................... United States 1,849,000 1,868,089
Sub. Bond, 4.45%, 9/29/27 .......................... United States 3,482,000 3,473,791
Sub. Bond, 4.75%, 5/18/46 .......................... United States 386,000 319,373
b
Commonwealth Bank of Australia ,
Sub. Bond, 144A, 2.688%, 3/11/31 .................... Australia 500,000 448,556
Sub. Bond, 144A, 5.837%, 3/13/34 .................... Australia 855,000 867,453
Fifth Third Bancorp ,
Senior Note, 6.339% to 7/26/28, FRN thereafter, 7/27/29 .... United States 591,000 607,914
Senior Note, 4.895% to 9/05/29, FRN thereafter, 9/06/30 .... United States 470,000 468,729
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 2,279,000 2,318,274
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 1,625,000 1,627,399
JPMorgan Chase & Co. ,
d
W, Junior Sub. Bond, FRN, 4.913%, (3-month SOFR +
1.262%), 5/15/47 ................................. United States 740,000 672,828
Senior Bond, 5.294% to 7/21/34, FRN thereafter, 7/22/35 ... United States 1,354,000 1,343,042
Senior Bond, 5.502% to 1/23/35, FRN thereafter, 1/24/36 ... United States 636,000 637,121
Senior Note, 4.323% to 4/25/27, FRN thereafter, 4/26/28 .... United States 5,131,000 5,121,071
Senior Note, 5.14% to 1/23/30, FRN thereafter, 1/24/31 ..... United States 1,619,000 1,625,310
Senior Note, 5.041% to 7/22/31, FRN thereafter, 7/23/32 .... United States 385,000 383,403
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ..... United States 2,057,000 1,907,438
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 647,000 659,099
Sub. Bond, 5.576% to 7/22/35, FRN thereafter, 7/23/36 ..... United States 415,000 411,262
Sub. Bond, 5.803% to 7/22/36, FRN thereafter, 7/23/41 ..... United States 395,000 391,156
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 5.373% to 7/20/35, FRN thereafter, 7/21/36 ... United States 285,000 281,778
Sub. Bond, 4.626% to 6/05/32, FRN thereafter, 6/06/33 ..... United States 2,951,000 2,829,439
Toronto-Dominion Bank (The) , Junior Sub. Bond , 8.125% to
10/30/27, FRN thereafter , 10/31/82 ..................... Canada 885,000 912,445
d
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 410,000 404,852
Truist Financial Corp. ,
Senior Bond, 5.711% to 1/23/34, FRN thereafter, 1/24/35 ... United States 893,000 902,317
Senior Note, 5.435% to 1/23/29, FRN thereafter, 1/24/30 .... United States 1,143,000 1,156,241

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 734,000 $ 633,823
Wells Fargo & Co. , Senior Note , 5.574% to 7/24/28, FRN
thereafter , 7/25/29 ................................. United States 2,647,000 2,687,666
Westpac Banking Corp. , Sub. Bond , 4.421% , 7/24/39 ........
Australia 470,000 410,693
50,300,811
Beverages 0.0%
†
Keurig Dr. Pepper, Inc. , Senior Bond , 5.3% , 3/15/34 .........
United States 465,000 459,423
Biotechnology 0.4%
AbbVie, Inc. ,
Senior Bond, 5.05%, 3/15/34 ......................... United States 261,000 259,120
Senior Bond, 4.75%, 3/15/36 ......................... United States 185,000 177,090
Senior Note, 4.8%, 3/15/29 .......................... United States 1,018,000 1,021,394
Amgen, Inc. ,
Senior Bond, 5.65%, 3/02/53 ......................... United States 686,000 638,104
Senior Note, 5.25%, 3/02/30 ......................... United States 1,361,000 1,377,605
3,473,313
Broadline Retail 0.6%
Amazon.com, Inc. ,
Senior Bond, 4.875%, 3/13/36 ........................ United States 648,000 620,452
Senior Bond, 6%, 7/09/46 ........................... United States 855,000 831,667
Senior Bond, 5.8%, 3/13/56 .......................... United States 90,000 82,815
Senior Bond, 6.05%, 3/13/76 ......................... United States 580,000 536,723
Senior Note, 5.1%, 7/09/33 .......................... United States 685,000 678,831
b
Match Group Holdings II LLC , Senior Bond , 144A, 4.125% ,
8/01/30 ......................................... United States 1,010,000 945,791
b
Wayfair LLC , Senior Secured Note , 144A, 7.75% , 9/15/30 ..... United States 1,800,000 1,887,439
5,583,718
Building Products 0.1%
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 445,000 434,685
b
JH North America Holdings, Inc. , Senior Secured Note , 144A,
5.875% , 1/31/31 ................................... United States 15,000 14,980
b
Standard Industries, Inc. , Senior Bond , 144A, 4.375% , 7/15/30 . United States 1,085,000 1,025,255
1,474,920
Capital Markets 2.3%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 218,000 220,177
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 874,000 864,779
Deutsche Bank AG , Senior Non-Preferred Note , 2.311% to
11/15/26, FRN thereafter , 11/16/27 ..................... Germany 542,000 538,348
Goldman Sachs Group, Inc. (The) ,
c
U, Junior Sub. Bond, 3.65% to 8/09/26, FRN thereafter,
Perpetual ....................................... United States 350,000 349,758
Senior Bond, 5.065% to 1/20/36, FRN thereafter, 1/21/37 ... United States 380,000 362,067
Senior Bond, 5.425% to 6/02/36, FRN thereafter, 6/03/37 ... United States 370,000 361,599
Senior Bond, 5.655% to 7/20/36, FRN thereafter, 7/21/37 ... United States 280,000 278,830
Senior Note, 4.153% to 10/20/28, FRN thereafter, 10/21/29 .. United States 1,133,000 1,115,135
Senior Note, 5.094% to 4/19/33, FRN thereafter, 4/20/34 .... United States 305,000 298,643
Intercontinental Exchange, Inc. , Senior Note , 4.35% , 6/15/29 ...
United States 655,000 648,613
b
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 1,370,000 1,397,193

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 1,355,000 $ 1,354,136
b
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 1,161,000 1,118,097
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 855,000 887,219
Senior Note, 5.2%, 3/15/30 .......................... United States 779,000 778,296
Morgan Stanley ,
Senior Bond, 5.073% to 1/29/36, FRN thereafter, 1/30/37 ... United States 570,000 547,081
Senior Bond, 5.605% to 7/16/36, FRN thereafter, 7/17/37 ... United States 370,000 367,913
Senior Bond, 5.9% to 3/12/46, FRN thereafter, 3/13/47 ..... United States 575,000 556,594
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 1,276,000 1,281,900
Senior Note, 5.23% to 1/14/30, FRN thereafter, 1/15/31 ..... United States 340,000 341,818
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 570,000 553,425
Senior Note, 4.708% to 3/11/31, FRN thereafter, 3/12/32 .... United States 820,000 801,573
Sub. Bond, 5.948% to 1/18/33, FRN thereafter, 1/19/38 ..... United States 78,000 79,123
Sub. Bond, 5.942% to 2/06/34, FRN thereafter, 2/07/39 ..... United States 1,201,000 1,210,376
b
MSCI, Inc. ,
Senior Bond, 144A, 3.625%, 9/01/30 ................... United States 3,124,000 2,932,385
Senior Bond, 144A, 3.875%, 2/15/31 ................... United States 460,000 431,696
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 33,000 33,374
b
StoneX Group, Inc. , Secured Note , 144A, 7.875% , 3/01/31 .... United States 985,000 1,026,630
20,736,778
Commercial Services & Supplies 0.3%
b
GFL Environmental, Inc. ,
Senior Note, 144A, 4.375%, 8/15/29 ................... United States 1,145,000 1,101,777
Senior Secured Note, 144A, 3.5%, 9/01/28 .............. United States 115,000 112,059
Republic Services, Inc. ,
Senior Note, 5%, 11/15/29 ........................... United States 367,000 370,237
Senior Note, 4.75%, 7/15/31 ......................... United States 241,000 239,446
Waste Connections, Inc. , Senior Bond , 4.8% , 7/15/36 ........
United States 670,000 640,478
2,463,997
Communications Equipment 0.2%
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 250,000 223,663
Senior Bond, 5.4%, 4/15/34 .......................... United States 940,000 932,460
Senior Note, 4.85%, 8/15/30 ......................... United States 287,000 284,912
1,441,035
Construction & Engineering 0.2%
MasTec, Inc. , Senior Note , 5.9% , 6/15/29 .................
United States 1,758,000 1,797,456
Construction Materials 0.0%
†
Cemex SAB de CV , Senior Bond , 5.75% , 6/05/36 ...........
Mexico 300,000 293,430
Consumer Finance 2.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 1,581,000 1,430,956
Senior Bond, 3.4%, 10/29/33 ......................... Ireland 345,000 301,487
Senior Note, 4.875%, 4/01/28 ........................ Ireland 150,000 150,339
Senior Note, 5.1%, 1/19/29 .......................... Ireland 1,240,000 1,245,511
Senior Note, 4.125%, 2/28/29 ........................ Ireland 260,000 255,349
Senior Note, 4.625%, 9/10/29 ........................ Ireland 565,000 560,172

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
b
Aircastle Ltd. / Aircastle Ireland DAC , Senior Note , 144A, 5.25% ,
3/15/30 ......................................... United States 695,000 $ 693,798
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 544,000 600,515
American Express Co. , Senior Note , 5.098% to 2/15/27, FRN
thereafter , 2/16/28 ................................. United States 524,000 525,817
b
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 1,173,000 1,192,410
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 1,225,000 1,204,033
Capital One Financial Corp. ,
Senior Note, 4.493% to 9/10/30, FRN thereafter, 9/11/31 .... United States 145,000 141,354
Senior Note, 7.624% to 10/29/30, FRN thereafter, 10/30/31 .. United States 1,068,000 1,161,715
Sub. Bond, 2.359% to 7/28/31, FRN thereafter, 7/29/32 ..... United States 642,000 552,151
b
FirstCash, Inc. ,
Senior Note, 144A, 6.875%, 3/01/32 ................... United States 935,000 949,604
Senior Note, 144A, 6.125%, 5/01/34 ................... United States 700,000 690,419
Ford Motor Credit Co. LLC ,
Senior Note, 5.8%, 3/05/27 .......................... United States 970,000 975,047
Senior Note, 4.125%, 8/17/27 ........................ United States 805,000 798,907
General Motors Financial Co., Inc. ,
Senior Bond, 5.45%, 9/06/34 ......................... United States 480,000 472,545
Senior Note, 4.2%, 10/27/28 ......................... United States 315,000 311,206
Senior Note, 5.8%, 1/07/29 .......................... United States 1,056,000 1,077,709
Senior Note, 4.9%, 10/06/29 ......................... United States 389,000 388,708
b
Jefferson Capital Holdings LLC , Senior Note , 144A, 8.25% ,
5/15/30 ......................................... United States 870,000 909,012
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note, 144A, 5.15%, 3/17/30 .................... United Kingdom 758,000 751,252
Senior Note, 144A, 6.5%, 3/26/31 ..................... United Kingdom 447,000 464,224
OneMain Finance Corp. , Senior Note , 7.5% , 5/15/31 .........
United States 1,820,000 1,866,647
19,670,887
Consumer Staples Distribution & Retail 0.5%
b
7-Eleven, Inc. ,
Senior Bond, 144A, 1.8%, 2/10/31 ..................... United States 244,000 211,220
Senior Note, 144A, 1.3%, 2/10/28 ..................... United States 2,222,000 2,110,782
b
Alimentation Couche-Tard, Inc. , Senior Bond , 144A, 2.95% ,
1/25/30 ......................................... Canada 916,000 859,058
b
US Foods, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ......... United States 1,045,000 1,016,189
4,197,249
Containers & Packaging 0.5%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 585,000 575,406
Berry Global, Inc. ,
Senior Secured Note, 1.65%, 1/15/27 .................. United States 3,143,000 3,104,144
Senior Secured Note, 5.5%, 4/15/28 ................... United States 263,000 266,596
WestRock MWV LLC , Senior Bond , 8.2% , 1/15/30 ...........
United States 426,000 468,940
4,415,086
Diversified REITs 0.6%
VICI Properties LP ,
Senior Bond, 5.75%, 4/01/34 ......................... United States 460,000 457,511
Senior Note, 4.75%, 2/15/28 ......................... United States 1,339,000 1,336,785
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 3.75%, 2/15/27 .................... United States 844,000 839,655
Senior Note, 144A, 4.5%, 1/15/28 ..................... United States 1,605,000 1,592,697

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs (continued)
b
VICI Properties LP / VICI Note Co., Inc., (continued)
Senior Note, 144A, 3.875%, 2/15/29 ................... United States 972,000 $ 942,750
5,169,398
Diversified Telecommunication Services 1.0%
b
APLD ComputeCo 3 LLC , Senior Secured Note , 144A, 7% ,
6/15/31 ......................................... United States 460,000 449,201
b
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 420,000 446,689
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 ........................ United States 774,000 637,775
Senior Bond, 5.125%, 4/30/36 ........................ United States 480,000 457,639
Senior Bond, 6.2%, 10/30/56 ......................... United States 159,000 147,305
b
Beacon Point DC LLC , Senior Secured Bond , 144A, 6.129% ,
11/30/42 ........................................ United States 420,000 403,259
b
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.75% , 2/01/32 ............................... United States 1,075,000 940,139
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 1,065,000 1,087,643
b
RD Michigan Property Owner I LLC , Senior Secured Bond , 144A,
7.5% , 3/30/45 .................................... United States 1,315,000 1,275,512
b
Space Exploration Technologies Corp. , Senior Note , 144A,
5.35% , 7/15/31 ................................... United States 670,000 652,367
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 1,702,000 1,776,799
b
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 665,000 618,361
Verizon Communications, Inc. ,
Junior Sub. Bond, 6.05% to 5/13/33, FRN thereafter, 5/14/58 . United States 775,000 762,464
Senior Bond, 5.25%, 4/02/35 ......................... United States 790,000 770,519
10,425,672
Electric Utilities 4.2%
American Electric Power Co., Inc. ,
C, Junior Sub. Bond, 5.8% to 3/14/31, FRN thereafter, 3/15/56 United States 1,280,000 1,257,810
D, Junior Sub. Bond, 6.05% to 3/14/36, FRN thereafter,
3/15/56 ......................................... United States 425,000 417,829
Senior Bond, 5.625%, 3/01/33 ........................ United States 572,000 584,260
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 430,000 380,623
DTE Electric Co. ,
Senior Bond, 5.25%, 5/15/35 ......................... United States 1,030,000 1,021,210
A, Senior Bond, 4.85%, 3/01/36 ....................... United States 550,000 525,615
Duke Energy Corp. ,
Senior Bond, 5.75%, 9/15/33 ......................... United States 1,774,000 1,821,408
Senior Bond, 5.8%, 6/15/54 .......................... United States 1,267,000 1,169,860
Senior Note, 4.85%, 1/05/29 ......................... United States 85,000 85,261
b
ENEL Finance International NV ,
Senior Bond, 144A, 2.5%, 7/12/31 ..................... Italy 785,000 694,285
Senior Bond, 144A, 7.5%, 10/14/32 .................... Italy 1,255,000 1,393,826
Senior Note, 144A, 4.875%, 7/13/31 ................... Italy 800,000 787,776
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 1,078,000 1,089,815
Exelon Corp. ,
Senior Bond, 5.625%, 6/15/35 ........................ United States 709,000 710,827
Senior Note, 5.15%, 3/15/29 ......................... United States 1,242,000 1,252,931
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 425,000 419,403

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Georgia Power Co. , Senior Bond , 5.25% , 3/15/34 ...........
United States 297,000 $ 296,458
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 1,500,000 1,452,726
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.9%, 3/15/55 .......................... United States 805,000 752,978
AA, Senior Bond, 6% to 9/30/31, FRN thereafter, 10/01/56 ... United States 450,000 442,627
Senior Note, 5.3%, 3/15/32 .......................... United States 2,585,000 2,600,464
b
NRG Energy, Inc. ,
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 980,000 977,976
Senior Note, 144A, 3.375%, 2/15/29 ................... United States 960,000 913,923
Oncor Electric Delivery Co. LLC , Senior Secured Bond , 4.95% ,
9/15/52 ......................................... United States 1,648,000 1,398,119
Pacific Gas and Electric Co. ,
Senior Bond, 5.9%, 6/15/32 .......................... United States 1,117,000 1,145,111
Senior Bond, 6.95%, 3/15/34 ......................... United States 543,000 585,193
e
Senior Bond, 5.85%, 11/01/36 ........................ United States 355,000 354,569
Senior Bond, 4.95%, 7/01/50 ......................... United States 545,000 439,969
Senior Bond, 6.75%, 1/15/53 ......................... United States 245,000 248,137
Senior Note, 6.1%, 1/15/29 .......................... United States 1,834,000 1,882,449
Senior Note, 5.05%, 11/15/31 ........................ United States 560,000 554,267
PG&E Corp. , Senior Secured Bond , 5.25% , 7/01/30 .........
United States 115,000 113,150
Southern Co. (The) ,
Senior Bond, 5.7%, 3/15/34 .......................... United States 642,000 654,226
Senior Note, 5.5%, 3/15/29 .......................... United States 763,000 776,613
Virginia Electric and Power Co. ,
Senior Bond, 5.05%, 8/15/34 ......................... United States 691,000 677,308
Senior Bond, 4.95%, 3/15/36 ......................... United States 1,060,000 1,008,796
C, Senior Bond, 4.9%, 9/15/35 ....................... United States 1,370,000 1,310,471
b
Vistra Operations Co. LLC ,
Senior Bond, 144A, 6.95%, 10/15/33 ................... United States 1,188,000 1,264,919
Senior Bond, 144A, 6%, 4/15/34 ...................... United States 769,000 777,957
Senior Bond, 144A, 5.25%, 10/15/35 ................... United States 370,000 352,891
Senior Note, 144A, 3.7%, 1/30/27 ..................... United States 904,000 898,838
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 115,000 112,274
Senior Note, 144A, 4.6%, 10/15/30 .................... United States 250,000 243,432
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 915,000 893,597
Xcel Energy, Inc. ,
Senior Bond, 5.45%, 8/15/33 ......................... United States 880,000 882,928
Senior Bond, 5.6%, 4/15/35 .......................... United States 1,590,000 1,590,884
39,215,989
Electrical Equipment 0.3%
Eaton Corp. , Senior Bond , 4.8% , 3/06/36 .................
United States 600,000 575,348
Regal Rexnord Corp. , Senior Note , 6.4% , 4/15/33 ...........
United States 930,000 970,280
Vertiv Holdings Co. ,
Senior Bond, 4.85%, 3/15/36 ......................... United States 953,000 897,858
Senior Bond, 5.8%, 3/15/56 .......................... United States 220,000 202,573
2,646,059
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ...............
United States 1,075,000 1,031,480
Energy Equipment & Services 0.2%
b
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 795,000 778,416
b
Kodiak Gas Services LLC , Senior Note , 144A, 6.5% , 10/01/33 .. United States 125,000 124,910

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
Patterson-UTI Energy, Inc. , Senior Bond , 5.15% , 11/15/29 .....
United States 403,000 $ 402,110
b
Weatherford International Ltd. , Senior Note , 144A, 6.75% ,
10/15/33 ........................................ United States 975,000 987,574
2,293,010
Entertainment 0.2%
Netflix, Inc. ,
Senior Bond, 5.25%, 8/15/36 ......................... United States 600,000 591,812
b
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 1,365,000 1,389,590
1,981,402
Financial Services 0.6%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 1,209,000 1,177,650
b
Osaic Holdings, Inc. , Senior Secured Note , 144A, 6.75% , 8/01/32 United States 895,000 898,652
b
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 930,000 931,568
b
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 1,655,000 1,666,903
Woodside Finance Ltd. , Senior Bond , 6% , 5/19/35 ...........
Australia 489,000 499,412
5,174,185
Food Products 0.7%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
b
Senior Bond, 144A, 5.625%, 3/10/37 ................... United States 205,000 200,140
b
Senior Bond, 144A, 6.4%, 5/10/57 ..................... United States 200,000 190,014
Senior Note, 3%, 2/02/29 ........................... United States 1,324,000 1,266,302
Senior Note, 5.75%, 4/01/33 ......................... United States 300,000 304,454
Senior Note, 6.75%, 3/15/34 ......................... United States 110,000 118,056
Senior Note, 5.95%, 4/20/35 ......................... United States 1,040,000 1,051,771
Kellanova , B , Senior Bond , 7.45% , 4/01/31 ................
United States 241,000 265,975
Kraft Heinz Foods Co. ,
Senior Bond, 6.875%, 1/26/39 ........................ United States 330,000 353,066
Senior Bond, 4.625%, 10/01/39 ....................... United States 330,000 285,622
Senior Bond, 5%, 6/04/42 ........................... United States 1,180,000 1,021,144
b
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 595,000 568,781
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 1,120,000 1,057,696
6,683,021
Ground Transportation 0.7%
b
Ashtead Capital, Inc. ,
Senior Bond, 144A, 2.45%, 8/12/31 .................... United Kingdom 505,000 441,323
Senior Bond, 144A, 5.95%, 10/15/33 ................... United Kingdom 370,000 376,786
Burlington Northern Santa Fe LLC , Senior Bond , 5.55% , 3/15/56
United States 510,000 475,953
b
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note ,
144A, 4.4% , 7/01/27 ............................... United States 1,546,000 1,544,067
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 759,000 761,061
b
SMBC Aviation Capital Finance DAC ,
Senior Note, 144A, 5.3%, 4/03/29 ..................... Ireland 1,402,000 1,412,742
Senior Note, 144A, 5.1%, 4/01/30 ..................... Ireland 400,000 399,006
5,410,938
Health Care Equipment & Supplies 0.2%
GE HealthCare Technologies, Inc. , Senior Note , 4.8% , 8/14/29 .
United States 413,000 413,349
b
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 1,205,000 1,166,281

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies (continued)
b
Medline Borrower LP / Medline Co-Issuer, Inc. , Senior Secured
Note , 144A, 5.25% , 6/15/33 .......................... United States 605,000 $ 595,567
b
VSP Optical Group, Inc. ,
Senior Bond, 144A, 5.65%, 6/01/36 .................... United States 90,000 89,337
Senior Note, 144A, 5.4%, 6/01/33 ..................... United States 165,000 163,355
2,427,889
Health Care Providers & Services 1.2%
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 955,000 983,850
Senior Bond, 1.875%, 2/28/31 ........................ United States 360,000 313,569
Senior Bond, 4.78%, 3/25/38 ......................... United States 1,802,000 1,645,978
b
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 960,000 987,323
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 25,000 25,653
HCA, Inc. ,
Senior Bond, 4.5%, 2/15/27 .......................... United States 302,000 302,049
Senior Bond, 5.6%, 4/01/34 .......................... United States 731,000 735,269
Senior Bond, 6%, 4/01/54 ........................... United States 962,000 903,145
Senior Note, 3.625%, 3/15/32 ........................ United States 334,000 307,436
Senior Note, 4.6%, 11/15/32 ......................... United States 525,000 504,984
b
Horseshoe Funding Trust I , Senior Note , 144A, 6.062% , 2/15/36 United States 945,000 942,485
Humana, Inc. ,
Junior Sub. Bond, 6.625% to 9/14/31, FRN thereafter, 9/15/56 United States 870,000 856,464
Senior Note, 5.75%, 3/01/28 ......................... United States 1,700,000 1,724,499
Icon Investments Six DAC ,
Senior Secured Note, 5.809%, 5/08/27 ................. United States 874,000 880,510
Senior Secured Note, 5.849%, 5/08/29 ................. United States 406,000 414,339
11,527,553
Health Care Technology 0.1%
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 1,090,000 1,105,381
Hotel & Resort REITs 0.1%
b
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note ,
144A, 6.5% , 6/15/33 ............................... United States 995,000 1,013,236
Hotels, Restaurants & Leisure 1.9%
b
1011778 BC ULC / New Red Finance, Inc. ,
Secured Bond, 144A, 4%, 10/15/30 .................... Canada 980,000 921,500
Senior Secured Note, 144A, 3.5%, 2/15/29 .............. Canada 115,000 110,317
Airbnb, Inc. ,
Senior Bond, 5.25%, 3/16/36 ......................... United States 215,000 209,574
Senior Note, 4.65%, 3/16/31 ......................... United States 425,000 419,108
b
Carnival Corp. Ltd. ,
Senior Note, 144A, 4%, 8/01/28 ...................... United States 3,214,000 3,149,758
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 1,310,000 1,300,497
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 1,325,000 1,328,098
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 1,080,000 1,071,397
b
Flutter Treasury DAC , Senior Secured Note , 144A, 5.875% ,
6/04/31 ......................................... United Kingdom 600,000 591,343
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 925,000 917,135
Hyatt Hotels Corp. ,
Senior Note, 5.25%, 6/30/29 ......................... United States 460,000 463,971
Senior Note, 5.375%, 12/15/31 ....................... United States 310,000 311,603

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc. , Senior Note , 4.5% , 5/01/33 ........
United States 590,000 $ 563,169
b
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 910,000 914,434
b
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 1,719,000 1,748,166
Senior Note, 144A, 6%, 2/01/33 ...................... United States 981,000 989,151
b
Station Casinos LLC , Senior Bond , 144A, 4.625% , 12/01/31 ... United States 1,085,000 1,020,944
b
Viking Cruises Ltd. , Senior Note , 144A, 9.125% , 7/15/31 ...... United States 1,000,000 1,047,422
17,077,587
Household Durables 0.3%
Toll Brothers Finance Corp. ,
Senior Bond, 4.35%, 2/15/28 ......................... United States 773,000 768,977
Senior Bond, 3.8%, 11/01/29 ......................... United States 864,000 834,263
Whirlpool Corp. ,
Senior Bond, 4.5%, 6/01/46 .......................... United States 430,000 242,195
b
Senior Secured Note, 144A, 7.5%, 7/01/31 .............. United States 145,000 144,457
b
Senior Secured Note, 144A, 7.875%, 7/01/34 ............ United States 245,000 232,235
2,222,127
Independent Power and Renewable Electricity Producers 0.7%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 450,000 463,342
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 1,423,000 1,482,592
Constellation Energy Generation LLC ,
Senior Bond, 6.125%, 1/15/34 ........................ United States 221,000 230,627
Senior Bond, 6.5%, 10/01/53 ......................... United States 785,000 805,631
Senior Bond, 5.75%, 3/15/54 ......................... United States 485,000 454,682
Senior Note, 5.6%, 3/01/28 .......................... United States 1,245,000 1,262,179
Senior Note, 4.4%, 1/15/31 .......................... United States 410,000 399,356
Senior Note, 4.8%, 1/15/32 .......................... United States 30,000 29,424
Southern Power Co. ,
B, Senior Bond, 4.9%, 10/01/35 ....................... United States 360,000 342,467
A, Senior Note, 4.25%, 10/01/30 ...................... United States 200,000 194,941
b
Talen Energy Supply LLC , Senior Note , 144A, 6.125% , 5/01/31 . United States 890,000 885,117
6,550,358
Insurance 1.3%
Aon Global Ltd. , Senior Bond , 4.25% , 12/12/42 .............
United States 820,000 668,250
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 695,000 695,349
b
Athene Global Funding ,
Secured Bond, 144A, 2.55%, 11/19/30 ................. United States 391,000 347,441
Secured Note, 144A, 5.322%, 11/13/31 ................. United States 871,000 858,469
Senior Secured Note, 144A, 5.526%, 7/11/31 ............ United States 1,439,000 1,435,640
Athene Holding Ltd. , Senior Bond , 5.875% , 1/15/34 ..........
United States 469,000 467,795
Brown & Brown, Inc. ,
Senior Note, 4.9%, 6/23/30 .......................... United States 1,124,000 1,114,113
Senior Note, 5.25%, 6/23/32 ......................... United States 405,000 400,322
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 537,000 524,171
b
CNO Global Funding ,
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 307,000 290,361
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 332,000 330,848
b
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 917,000 923,538
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 1,104,000 1,126,358

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 504,000 $ 504,516
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 885,000 898,148
10,585,319
Interactive Media & Services 0.1%
Meta Platforms, Inc. ,
Senior Bond, 5.25%, 5/15/36 ......................... United States 302,000 289,675
Senior Bond, 6.3%, 5/15/56 .......................... United States 435,000 399,590
689,265
IT Services 0.3%
b
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% ,
5/30/49 ......................................... United States 350,000 339,585
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 2,110,000 1,880,580
b
Sopaipilla Investor LLC , Senior Secured Bond , 144A, 7.534% ,
11/30/48 ........................................ United States 605,000 627,491
2,847,656
Leisure Products 0.2%
Brunswick Corp. ,
Senior Bond, 2.4%, 8/18/31 .......................... United States 867,000 752,381
Senior Note, 5.85%, 3/18/29 ......................... United States 830,000 846,172
b
Mattel, Inc. , Senior Note , 144A, 3.75% , 4/01/29 ............. United States 110,000 106,094
1,704,647
Life Sciences Tools & Services 0.2%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 819,000 819,275
Thermo Fisher Scientific, Inc. , Senior Bond , 4.902% , 2/12/36 ...
United States 495,000 478,761
1,298,036
Machinery 0.2%
b
ESAB Corp. , Senior Note , 144A, 5.625% , 4/01/31 ........... United States 1,025,000 1,015,170
Oshkosh Corp. , Senior Bond , 4.6% , 5/15/28 ...............
United States 1,176,000 1,172,456
2,187,626
Media 0.4%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 5.05%, 3/30/29 .................. United States 299,000 295,784
Senior Secured Bond, 5.85%, 12/01/35 ................. United States 415,000 387,743
Senior Secured Bond, 4.8%, 3/01/50 ................... United States 245,000 171,508
b
Nexstar Media, Inc. , Senior Secured Note , 144A, 6.5% , 9/15/33 United States 1,115,000 1,110,255
Omnicom Group, Inc. , Senior Note , 2.4% , 3/01/31 ...........
United States 391,000 348,274
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 1,937,000 2,119,127
4,432,691
Metals & Mining 0.7%
b
Anglo American Capital plc , Senior Note , 144A, 5% , 3/21/33 ... South Africa 760,000 744,049
Commercial Metals Co. ,
Senior Bond, 4.375%, 3/15/32 ........................ United States 115,000 107,632
Senior Note, 4.125%, 1/15/30 ........................ United States 975,000 931,998

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
b
Glencore Funding LLC ,
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 1,493,000 $ 1,351,666
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 984,000 990,479
Senior Bond, 144A, 5.508%, 4/01/36 ................... Australia 760,000 749,372
Senior Note, 144A, 6.125%, 10/06/28 .................. Australia 721,000 739,919
Senior Note, 144A, 6.375%, 10/06/30 .................. Australia 1,027,000 1,073,537
b
Sibanye-Stillwater UK Financing plc , Senior Note , 144A, 6.25% ,
11/15/31 ........................................ South Africa 220,000 216,904
6,905,556
Multi-Utilities 0.6%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 757,000 761,158
Dominion Energy, Inc. , Junior Sub. Bond , 6.2% to 2/14/36, FRN
thereafter , 2/15/56 ................................. United States 620,000 610,655
DTE Energy Co. , Senior Bond , 5.85% , 6/01/34 .............
United States 684,000 702,430
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................
United States 855,000 865,576
Sempra, Inc. ,
Senior Bond, 3.25%, 6/15/27 ......................... United States 1,336,000 1,321,094
Senior Bond, 5.5%, 8/01/33 .......................... United States 850,000 857,943
5,118,856
Oil, Gas & Consumable Fuels 4.0%
b
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 947,000 848,288
b
Antero Resources Corp. , Senior Note , 144A, 5.375% , 3/01/30 .. United States 90,000 90,209
Canadian Natural Resources Ltd. ,
Senior Bond, 7.2%, 1/15/32 .......................... Canada 856,000 936,978
Senior Note, 5%, 12/15/29 .......................... Canada 935,000 940,568
Cheniere Energy Partners LP ,
Senior Bond, 3.25%, 1/31/32 ......................... United States 562,000 508,631
Senior Note, 4.5%, 10/01/29 ......................... United States 2,912,000 2,880,911
Senior Note, 4%, 3/01/31 ........................... United States 72,000 68,737
b
Cheniere Energy, Inc. , Senior Bond , 144A, 5.2% , 7/30/36 ..... United States 155,000 149,991
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 915,000 945,586
b
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 440,000 454,243
Diamondback Energy, Inc. , Senior Bond , 6.25% , 3/15/33 ......
United States 1,599,000 1,678,033
b
DT Midstream, Inc. , Senior Bond , 144A, 5.8% , 12/15/34 ...... United States 1,515,000 1,518,132
Eastern Energy Gas Holdings LLC ,
Senior Bond, 5.8%, 1/15/35 .......................... United States 1,055,000 1,072,483
Senior Bond, 5.65%, 10/15/54 ........................ United States 405,000 370,574
Enbridge, Inc. , Senior Note , 1.6% , 10/04/26 ...............
Canada 456,000 453,926
Energy Transfer LP ,
Junior Sub. Bond, 6.7% to 1/14/37, FRN thereafter, 1/15/57 .. United States 755,000 744,200
c
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 1,817,000 1,824,355
Senior Bond, 5.75%, 2/15/33 ......................... United States 388,000 396,288
Senior Note, 5.25%, 7/01/29 ......................... United States 1,424,000 1,440,845
b
Eni SpA , Senior Bond , 144A, 5.25% , 5/18/36 ............... Italy 980,000 946,125
b
Hess Midstream Operations LP , Senior Note , 144A, 4.25% ,
2/15/30 ......................................... United States 1,065,000 1,020,351
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Bond , 144A,
6% , 2/01/31 ...................................... United States 1,430,000 1,394,809
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 380,000 379,558

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. ,
Senior Bond, 7.75%, 1/15/32 ......................... United States 1,976,000 $ 2,219,026
Senior Note, 5%, 2/01/29 ........................... United States 128,000 128,750
b
Kinetik Holdings LP ,
Senior Note, 144A, 6.625%, 12/15/28 .................. United States 900,000 915,479
Senior Note, 144A, 5.875%, 6/15/30 ................... United States 105,000 105,183
Murphy Oil Corp. ,
Senior Note, 6%, 10/01/32 .......................... United States 640,000 634,147
Senior Note, 6.5%, 2/15/34 .......................... United States 260,000 257,272
Occidental Petroleum Corp. ,
Senior Bond, 7.5%, 5/01/31 .......................... United States 20,000 21,892
Senior Bond, 6.2%, 3/15/40 .......................... United States 93,000 93,839
ONEOK, Inc. ,
Senior Bond, 6.35%, 1/15/31 ......................... United States 310,000 324,217
Senior Note, 4.75%, 10/15/31 ........................ United States 665,000 651,219
b
Senior Note, 144A, 6.5%, 9/01/30 ..................... United States 85,000 88,732
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 500,000 495,544
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 1,325,000 1,321,310
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 1,010,000 1,013,021
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 470,000 455,225
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. ,
Senior Bond, 5%, 1/15/28 ........................... United States 1,076,000 1,075,280
Senior Bond, 4.875%, 2/01/31 ........................ United States 938,000 927,918
Transcontinental Gas Pipe Line Co. LLC , Senior Note , 5.1% ,
3/15/36 ......................................... United States 580,000 561,800
b
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 1,280,000 1,304,605
b
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.375% ,
6/01/31 ......................................... United States 230,000 237,891
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 395,000 438,004
Senior Secured Note, 144A, 6.125%, 12/15/30 ........... United States 440,000 447,259
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 910,000 987,836
Viper Energy Partners LLC ,
Senior Bond, 5.7%, 8/01/35 .......................... United States 618,000 614,607
Senior Note, 4.9%, 8/01/30 .......................... United States 583,000 575,774
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 975,000 976,595
37,936,246
Paper & Forest Products 0.1%
b
Georgia-Pacific LLC , Senior Note , 144A, 4.9% , 5/15/33 ....... United States 1,255,000 1,233,438
Passenger Airlines 0.2%
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 1,790,000 1,764,445
Personal Care Products 0.3%
Kenvue, Inc. , Senior Note , 4.9% , 3/22/33 .................
United States 1,720,000 1,700,180
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 995,000 1,001,285
2,701,465
Pharmaceuticals 0.6%
Novartis Capital Corp. ,
Senior Bond, 4.9%, 3/18/36 .......................... United States 630,000 612,424

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Novartis Capital Corp., (continued)
Senior Bond, 5.7%, 3/18/56 .......................... United States 340,000 $ 328,808
Pharmacia LLC , Senior Bond , 6.6% , 12/01/28 ..............
United States 1,780,000 1,857,396
Royalty Pharma plc ,
Senior Bond, 5.4%, 9/02/34 .......................... United States 1,168,000 1,161,679
Senior Bond, 5.2%, 9/25/35 .......................... United States 260,000 253,250
Senior Note, 2.2%, 9/02/30 .......................... United States 982,000 882,103
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Bond, 4.1%, 10/01/46 ......................... Israel 1,015,000 748,716
Senior Note, 5.125%, 5/09/29 ........................ Israel 200,000 199,519
Senior Note, 8.125%, 9/15/31 ........................ Israel 220,000 243,873
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 233,000 242,313
6,530,081
Professional Services 0.2%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 1,510,000 1,511,573
Semiconductors & Semiconductor Equipment 1.0%
Broadcom, Inc. , Senior Bond , 4.95% , 1/15/36 ..............
United States 450,000 422,608
b
Foundry JV Holdco LLC ,
Senior Secured Note, 144A, 5.5%, 1/25/31 .............. United States 365,000 368,390
Senior Secured Note, 144A, 6.15%, 1/25/32 ............. United States 1,392,000 1,438,352
Senior Secured Note, 144A, 5.9%, 1/25/33 .............. United States 1,030,000 1,049,827
Intel Corp. ,
Senior Bond, 4.15%, 8/05/32 ......................... United States 1,685,000 1,586,257
Senior Bond, 5.3%, 5/15/36 .......................... United States 442,000 426,983
Senior Bond, 6.125%, 5/15/56 ........................ United States 272,000 255,442
Marvell Technology, Inc. ,
Senior Bond, 5.3%, 4/15/36 .......................... United States 490,000 472,586
Senior Note, 5.75%, 2/15/29 ......................... United States 637,000 650,096
Senior Note, 4.75%, 7/15/30 ......................... United States 135,000 133,304
Senior Note, 5.95%, 9/15/33 ......................... United States 520,000 531,903
NVIDIA Corp. ,
Senior Bond, 5.55%, 6/15/46 ......................... United States 765,000 706,470
Senior Bond, 5.625%, 6/15/56 ........................ United States 337,000 305,156
Senior Note, 4.95%, 6/15/36 ......................... United States 750,000 717,925
b
Qnity Electronics, Inc. , Senior Secured Note , 144A, 5.75% ,
8/15/32 ......................................... United States 1,395,000 1,386,821
10,452,120
Software 0.9%
Crowdstrike Holdings, Inc. , Senior Note , 3% , 2/15/29 .........
United States 985,000 936,569
Oracle Corp. ,
Senior Bond, 3.9%, 5/15/35 .......................... United States 528,000 431,809
Senior Bond, 5.7%, 2/04/36 .......................... United States 502,000 465,087
Senior Bond, 3.65%, 3/25/41 ......................... United States 654,000 443,978
Senior Bond, 6.55%, 2/04/46 ......................... United States 300,000 265,705
Senior Bond, 6.7%, 2/04/56 .......................... United States 340,000 300,113
Senior Note, 2.3%, 3/25/28 .......................... United States 2,276,000 2,169,252
Senior Note, 4.45%, 9/26/30 ......................... United States 570,000 538,189
Senior Note, 4.8%, 9/26/32 .......................... United States 760,000 699,752
Synopsys, Inc. ,
Senior Bond, 5.15%, 4/01/35 ......................... United States 1,981,000 1,923,043
Senior Bond, 5.7%, 4/01/55 .......................... United States 90,000 82,618

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
VMware LLC , Senior Note , 1.4% , 8/15/26 .................
United States 466,000 $ 465,458
8,721,573
Specialized REITs 1.2%
American Tower Corp. ,
Senior Bond, 2.9%, 1/15/30 .......................... United States 1,095,000 1,023,807
Senior Bond, 2.7%, 4/15/31 .......................... United States 1,651,000 1,487,899
Senior Note, 2.75%, 1/15/27 ......................... United States 1,724,000 1,711,322
Senior Note, 4.7%, 12/15/32 ......................... United States 350,000 339,423
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................... United States 953,000 943,559
Senior Note, 4.9%, 9/01/29 .......................... United States 1,151,000 1,148,101
EPR Properties ,
Senior Bond, 4.5%, 6/01/27 .......................... United States 407,000 406,296
Senior Bond, 3.6%, 11/15/31 ......................... United States 498,000 452,713
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 2,563,000 2,423,195
Extra Space Storage LP , Senior Note , 5.9% , 1/15/31 .........
United States 1,255,000 1,291,918
11,228,233
Specialty Retail 0.1%
Dick's Sporting Goods, Inc. ,
Senior Bond, 3.15%, 1/15/32 ......................... United States 730,000 660,807
Senior Bond, 4.1%, 1/15/52 .......................... United States 1,055,000 729,437
1,390,244
Technology Hardware, Storage & Peripherals 0.4%
Dell International LLC / EMC Corp. ,
Senior Bond, 5.25%, 2/15/37 ......................... United States 740,000 710,693
Senior Note, 4.75%, 7/15/31 ......................... United States 195,000 191,786
Hewlett Packard Enterprise Co. ,
Senior Note, 4.55%, 10/15/29 ........................ United States 786,000 777,662
Senior Note, 4.85%, 10/15/31 ........................ United States 914,000 900,792
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 5.875% ,
7/15/30 ......................................... United States 890,000 904,945
3,485,878
Textiles, Apparel & Luxury Goods 0.3%
b
Beach Acquisition Bidco LLC , Senior Secured Note , 144A, 5.25% ,
7/15/32 ......................................... United States 945,000 EUR 1,097,856
Tapestry, Inc. ,
Senior Bond, 3.05%, 3/15/32 ......................... United States 250,000 224,584
Senior Bond, 5.5%, 3/11/35 .......................... United States 841,000 832,594
Senior Note, 5.1%, 3/11/30 .......................... United States 694,000 695,027
2,850,061
Tobacco 0.9%
BAT Capital Corp. ,
Senior Bond, 4.39%, 8/15/37 ......................... United Kingdom 642,000 574,056
Senior Note, 4.625%, 3/22/33 ........................ United Kingdom 2,380,000 2,295,277
b
Imperial Brands Finance plc ,
Senior Bond, 144A, 5.875%, 7/01/34 ................... United Kingdom 1,000,000 1,015,560
Senior Bond, 144A, 5.5%, 7/07/36 ..................... United Kingdom 1,000,000 972,815
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 2,232,000 2,249,613

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco (continued)
Philip Morris International, Inc., (continued)
Senior Note, 4.375%, 4/30/30 ........................ United States 390,000 $ 383,288
Senior Note, 4.75%, 11/01/31 ........................ United States 780,000 774,467
8,265,076
Trading Companies & Distributors 0.6%
b
Aviation Capital Group LLC ,
Senior Note, 144A, 5.375%, 7/15/29 ................... United States 1,552,000 1,563,812
Senior Note, 144A, 5.125%, 4/10/30 ................... United States 960,000 955,216
b
EquipmentShare.com, Inc. , Secured Note , 144A, 7.125% , 7/01/34 United States 770,000 736,410
Sumisho Air Lease Corp. , Senior Note , 5.85% , 12/15/27 ......
United States 1,494,000 1,514,991
4,770,429
Wireless Telecommunication Services 1.0%
Rogers Communications, Inc. ,
Senior Note, 5%, 2/15/29 ........................... Canada 1,882,000 1,884,648
Sub. Bond, 7.125% to 4/14/35, FRN thereafter, 4/15/55 ..... Canada 765,000 772,427
NC5, Sub. Bond, 7% to 4/14/30, FRN thereafter, 4/15/55 .... Canada 767,000 772,009
T-Mobile USA, Inc. ,
Senior Bond, 5.05%, 7/15/33 ......................... United States 334,000 326,717
Senior Bond, 5%, 2/15/36 ........................... United States 915,000 867,596
Senior Note, 3.75%, 4/15/27 ......................... United States 1,976,000 1,966,436
Senior Note, 3.375%, 4/15/29 ........................ United States 1,307,000 1,257,487
Senior Note, 3.875%, 4/15/30 ........................ United States 34,000 32,663
Senior Note, 6.7%, 12/15/33 ......................... United States 705,000 756,569
8,636,552
Total Corporate Bonds (Cost $408,220,037) ...................................
403,770,054
Senior Floating Rate Interests 4.1%
Aerospace & Defense 0.1%
f
TransDigm, Inc., First Lien, CME Term Loan, L, 6.231%, (1-month
SOFR + 2.5%), 1/19/32 ............................. United States 1,061,100 1,063,652
f
Air Freight & Logistics 0.2%
e
Rand Parent LLC, First Lien, Add-on CME Term Loan, B, 6.842%,
(12-month SOFR + 3%), 3/18/30 ...................... United States 661,613 663,588
Rand Parent LLC, First Lien, CME Term Loan, B, 6.732%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 266,494 267,289
Stonepeak Nile Parent LLC, First Lien, Amendment No. 3 CME
Term Loan, 5.657%, (3-month SOFR + 2%), 4/09/32 ....... United States 1,197,000 1,195,689
2,126,566
a a a a a a
Automobile Components 0.1%
f
Allison Transmission, Inc., First Lien, 2026 CME Term Loan,
5.425%, (1-month SOFR + 1.75%), 1/03/33 .............. United States 467,057 468,418
Beverages 0.1%
f
Primo Brands Corp., First Lien, 2026 Refinancing CME Term
Loan, 6.482%, (3-month SOFR + 2.75%), 3/31/31 ......... United States 716,699 720,458
f
Biotechnology 0.1%
Alkermes, Inc., First Lien, Initial CME Term Loan, B, 6.482%,
(3-month SOFR + 2.75%), 8/12/31 ..................... United States 110,492 110,998
BioMarin Pharmaceutical, Inc., First Lien, Initial CME Term Loan,
B, 5.428%, (6-month SOFR + 1.75%), 4/27/33 ............ United States 377,498 377,570

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
f
Biotechnology (continued)
Genmab A/S, First Lien, Amendment No. 1 CME Term Loan,
5.732%, (3-month SOFR + 2%), 12/13/32 ................ Denmark 141,285 $ 141,341
629,909
a a a a a a
Broadline Retail 0.0%
†
f
Peer Holding III BV, First Lien, CME Term Loan, B8, 5.982%,
(3-month SOFR + 2.25%), 9/29/32 ..................... Netherlands 456,074 456,815
f
Capital Markets 0.3%
Citadel Securities LP, First Lien, 2026-1 CME Term Loan, 5.661%,
(3-month SOFR + 2%), 6/10/33 ....................... United States 681,388 681,368
CPI Holdco B LLC, First Lien, 2025 Fourth Amendment
Incremental CME Term Loan, 5.731%, (1-month SOFR + 2%),
5/19/31 ......................................... United States 1,193,924 1,192,885
Jane Street Group LLC, First Lien, Extended CME Term Loan,
5.666%, (3-month SOFR + 2%), 12/15/31 ................ United States 989,529 986,788
2,861,041
a a a a a a
f
Chemicals 0.1%
Albaugh LLC, First Lien, Initial CME Term Loan, 7.593%,
(1-month SOFR + 3.75; 3-month SOFR + 3.75), 4/06/29 ..... United States 296,899 288,922
Element Solutions, Inc., First Lien, CME Term Loan, B3, 5.481%,
(1-month SOFR + 1.75%), 12/18/30 .................... United States 997,387 1,000,190
1,289,112
a a a a a a
f
Commercial Services & Supplies 0.2%
APi Group DE, Inc., First Lien, Amendment No. 9 CME Term
Loan, 5.481%, (1-month SOFR + 1.75%), 5/16/33 ......... United States 157,087 157,573
Clean Harbors, Inc., First Lien, Initial CME Term Loan, 5.231%,
(1-month SOFR + 1.5%), 10/11/32 ..................... United States 993,601 997,953
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2, 5.414%, (1-month SOFR +
1.75%), 3/08/32 ................................... United States 989,975 982,209
2,137,735
a a a a a a
Construction & Engineering 0.0%
†
f
Dycom Industries, Inc., First Lien, CME Term Loan, B, 5.401%,
(3-month SOFR + 1.75%), 1/27/33 ..................... United States 79,646 79,845
Construction Materials 0.0%
†
f
Knife River Corp., First Lien, 2026 CME Term Loan, B, 5.401%,
(3-month SOFR + 1.75%), 3/08/32 ..................... United States 299,999 300,125
Diversified Consumer Services 0.1%
f
Covista, Inc., First Lien, 2026 CME Term Loan, 5.982%, (3-month
SOFR + 2.25%), 3/02/33 ............................ United States 638,889 641,285
Diversified Telecommunication Services 0.0%
†
f
QTS Thunder Managing Issuer LLC, First Lien, CME Term Loan,
B, 6.24%, (12-month SOFR + 2.25%), 7/22/33 ............ United States 208,044 205,444
f
Electric Utilities 0.2%
Alpha Generation LLC, First Lien, Initial CME Term Loan, B,
5.481%, (1-month SOFR + 1.75%), 9/30/31 .............. United States 992,424 989,467
Constellation Renewables LLC, First Lien, CME Term Loan,
5.666%, (3-month SOFR + 2%), 12/15/27 ................ United States 593,075 593,445
1,582,912
a a a a a a

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Electronic Equipment, Instruments & Components 0.1%
f
TTM Technologies, Inc., First Lien, 2026 CME Term Loan, B,
5.397%, (1-month SOFR + 1.75%), 5/30/30 .............. United States 390,751 $ 391,890
f
Entertainment 0.2%
Discovery Global Holdings, Inc., First Lien, Initial Dollar CME
Term Loan, 6.231%, (1-month SOFR + 2.5%), 6/03/33 ...... United States 284,183 284,746
Live Nation Entertainment, Inc., First Lien, Initial CME Term Loan,
B, 5.668%, (1-month SOFR + 2%), 10/21/32 ............. United States 808,943 810,334
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.595%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 989,556 971,477
2,066,557
a a a a a a
f
Financial Services 0.4%
Colossus Acquireco LLC, First Lien, Initial CME Term Loan,
5.37%, (1-day SOFR + 1.75%), 1/31/33 ................. United States 995,000 992,443
Corpay Technologies Operating Co. LLC, First Lien, CME Term
Loan, B6, 5.481%, (1-month SOFR + 1.75%), 11/05/32 ..... United States 443,326 443,171
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan,
7.232%, (3-month SOFR + 3.5%), 8/16/32 ............... United States 849,896 851,200
Hudson River Trading LLC, First Lien, CME Term Loan, B2,
6.167%, (1-month SOFR + 2.5%), 3/18/30 ............... United States 1,194,000 1,193,284
3,480,098
a a a a a a
Ground Transportation 0.2%
f
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
5.482%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 2,053,524 2,050,197
f
Health Care Providers & Services 0.1%
DaVita, Inc., First Lien, CME Term Loan, B2, 5.481%, (1-month
SOFR + 1.75%), 5/09/31 ............................ United States 685,292 685,988
McKesson Medical-Surgical Top Holdings, Inc., First Lien,
Amendment No. 1 CME Term Loan, B, 5.982%, (3-month SOFR
+ 2.25%), 6/09/32 ................................. United States 127,487 127,766
813,754
a a a a a a
f
Hotels, Restaurants & Leisure 0.5%
1011778 BC ULC, First Lien, CME Term Loan, B5, 5.481%,
(1-month SOFR + 1.75%), 9/20/30 ..................... Canada 947,368 948,751
Caesars Entertainment, Inc., First Lien, CME Term Loan, B1,
5.981%, (1-month SOFR + 2.25%), 2/06/31 .............. United States 1,061,005 1,013,700
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.482%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 992,366 985,172
Penn Entertainment, Inc., First Lien, CME Term Loan, B, 5.731%,
(1-month SOFR + 2%), 5/30/33 ....................... United States 1,113,460 1,111,818
Raising Cane's Restaurants LLC, First Lien, First Amendment
New CME Term Loan, 5.731%, (1-month SOFR + 2%), 11/03/32 United States 706,389 704,977
4,764,418
a a a a a a
f
Independent Power and Renewable Electricity Producers 0.2%
Calpine Construction Finance Co. LP, First Lien, 2025
Refinancing CME Term Loan, 5.481%, (1-month SOFR +
1.75%), 7/31/30 ................................... United States 1,000,000 1,001,190
Talen Energy Supply LLC, First Lien, 2025-1 Incremental CME
Term Loan, B, 5.823%, (3-month SOFR + 2%), 11/25/32 ..... United States 1,007,668 998,302
1,999,492
a a a a a a

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
f
Media 0.1%
DIRECTV Financing LLC, First Lien, 2026 Refinancing CME Term
Loan, B, 8.323%, (3-month SOFR + 4.5%), 8/02/29 ........ United States 29,543 $ 29,761
Nexstar Media, Inc., First Lien, CME Term Loan, B, 6.231%,
(1-month SOFR + 2.5%), 6/28/32 ...................... United States 992,481 990,005
1,019,766
a a a a a a
f
Oil, Gas & Consumable Fuels 0.2%
CQP Holdco LP, First Lien, CME Term Loan, B, 5.482%, (3-month
SOFR + 1.75%), 12/31/32 ........................... United States 997,487 993,572
UGI Energy Services LLC, First Lien, Refinancing CME Term
Loan, 5.731%, (1-month SOFR + 2%), 2/22/30 ............ United States 1,193,814 1,196,799
2,190,371
a a a a a a
Paper & Forest Products 0.1%
f
Asplundh Tree Expert LLC, First Lien, Amendment No. 5
Refinancing CME Term Loan, 5.481%, (1-month SOFR +
1.75%), 5/30/33 ................................... United States 317,990 317,947
f
Passenger Airlines 0.1%
AAdvantage Loyalty IP Ltd., First Lien, 2025 Incremental CME
Term Loan, 6.479%, (3-month SOFR + 2.75%), 5/28/32 ..... United States 118,500 118,648
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 5.979%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 989,975 991,034
1,109,682
a a a a a a
Personal Care Products 0.0%
†
f
Prestige Brands, Inc., First Lien, Delayed Draw CME Term Loan,
B, 5.731%, (1-month SOFR + 2%), 6/13/33 .............. United States 177,096 177,816
Professional Services 0.1%
f
SS&C Technologies, Inc., First Lien, CME Term Loan, B8,
5.731%, (1-month SOFR + 2%), 5/09/31 ................ United States 920,094 920,209
f
Software 0.1%
e,g
CoreWeave Financing DDTL V LLC, First Lien, Delayed Draw
CME Term Loan, 8.12%, (1-day SOFR + 4.5%), 11/17/31 .... United States 30,285 30,304
Gen Digital, Inc., First Lien, Second Amendment Incremental
CME Term Loan, B, 5.481%, (1-month SOFR + 1.75%), 4/16/32 United States 992,481 984,789
1,015,093
a a a a a a
Specialty Retail 0.0%
†
f,h
Chewy, Inc., First Lien, Initial CME Term Loan, 5.446%, (3-month
SOFR + 1.75%), 6/23/33 ............................ United States 256,776 256,616
Textiles, Apparel & Luxury Goods 0.1%
f
Samsonite IP Holdings SARL, First Lien, Initial CME Term Loan,
B, 5.481%, (1-month SOFR + 1.75%), 11/08/32 ........... United States 385,659 387,427
f
Trading Companies & Distributors 0.1%
QXO Building Products, Inc., First Lien, 2026 Incremental CME
Term Loan, B, 5.731%, (1-month SOFR + 2%), 7/01/33 ..... United States 444,444 444,222
QXO Building Products, Inc., First Lien, CME Term Loan, B,
5.731%, (1-month SOFR + 2%), 4/30/32 ................ United States 174,673 174,696
618,918
a a a a a a
Total Senior Floating Rate Interests (Cost $38,179,618) ........................
38,143,568

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities 3.0%
b
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 640,000 $ 642,100
b
Benin Government Bond ,
Senior Bond, Reg S, 4.875%, 1/19/32 .................. Benin 431,000 EUR 485,044
Senior Bond, Reg S, 4.95%, 1/22/35 ................... Benin 210,000 EUR 225,122
Brazil Government Bond ,
Senior Bond, 3.875%, 6/12/30 ........................ Brazil 1,188,000 1,130,085
Senior Bond, 6%, 10/20/33 ........................... Brazil 290,000 288,260
b
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 150,000 143,066
Senior Note, Reg S, 3.625%, 9/05/32 ................... Bulgaria 520,000 EUR 601,917
Chile Government Bond ,
Senior Note, 4.85%, 1/22/29 ......................... Chile 530,000 530,000
Colombia Government Bond ,
Senior Bond, 3.125%, 4/15/31 ........................ Colombia 230,000 202,607
Senior Bond, 7.5%, 2/02/34 .......................... Colombia 560,000 588,560
Senior Note, 4.5%, 11/26/30 .......................... Colombia 400,000 EUR 457,602
Comision Federal de Electricidad ,
b
Senior Bond, Reg S, 3.875%, 7/26/33 .................. Mexico 800,000 681,303
Corp. Nacional del Cobre de Chile ,
b
Senior Bond, 144A, 6.33%, 1/13/35 .................... Chile 510,000 524,229
b
Costa Rica Government Bond , Senior Bond , 144A, 6.125% ,
2/19/31 ......................................... Costa Rica 730,000 747,703
b
Dominican Republic Government Bond ,
Senior Bond, Reg S, 6%, 7/19/28 ...................... Dominican
Republic 440,000 443,960
Senior Bond, Reg S, 4.875%, 9/23/32 .................. Dominican
Republic 640,000 599,360
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 350,000 349,825
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 340,000 310,233
b
Egypt Government Bond , Senior Bond , Reg S, 7.6% , 3/01/29 .. Egypt 560,000 573,343
b
El Salvador Government Bond , Senior Bond , Reg S, 8.625% ,
2/28/29 ......................................... El Salvador 560,000 589,078
b,c
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 1,710,000 1,980,939
b
Guatemala Government Bond ,
Senior Bond, Reg S, 6.6%, 6/13/36 .................... Guatemala 780,000 811,200
Senior Note, 144A, 7.05%, 10/04/32 .................... Guatemala 270,000 287,449
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 650,000 654,432
Indonesia Government Bond ,
b
Senior Bond, Reg S, 4.35%, 1/08/27 ................... Indonesia 290,000 290,549
Senior Note, 5.03%, 5/29/31 ......................... Indonesia 590,000 586,732
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 810,000 786,950
b
Kazakhstan Government Bond , Senior Bond , Reg S, 4.714% ,
4/09/35 ......................................... Kazakhstan 650,000 620,750
Mexico Government Bond ,
Senior Bond, 2.659%, 5/24/31 ........................ Mexico 690,000 608,235
Senior Bond, 6.125%, 2/09/38 ........................ Mexico 200,000 191,250
b
Montenegro Government Bond , Senior Note , 144A, 4.875% ,
4/01/32 ......................................... Montenegro 400,000 EUR 463,872
b
Nigeria Government Bond , Senior Note , 144A, 8.375% , 3/24/29 Nigeria 570,000 601,189
b
North Macedonia Government Bond , Senior Note , 144A, 4.75% ,
1/21/34 ......................................... North Macedonia 100,000 EUR 114,065
b
Office Cherifien des Phosphates , Senior Bond , 144A, 6.7% ,
3/01/36 ......................................... Morocco 220,000 223,607

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Paraguay Government Bond , Senior Bond , 144A, 3.849% ,
6/28/33 ......................................... Paraguay 1,150,000 $ 1,053,687
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 990,000 906,593
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 140,000 139,748
Philippines Government Bond ,
Senior Bond, 5.5%, 2/04/35 .......................... Philippines 870,000 869,636
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 700,000 668,586
b
Romania Government Bond ,
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 760,000 EUR 872,888
Senior Note, 144A, 3%, 2/27/27 ....................... Romania 570,000 564,247
b
Serbia Government Bond , Senior Note , 144A, 6.25% , 5/26/28 .. Serbia 730,000 742,426
South Africa Government Bond ,
Senior Bond, 4.85%, 9/27/27 ......................... South Africa 300,000 300,046
Senior Bond, 5.875%, 4/20/32 ........................ South Africa 600,000 608,666
b
Trinidad & Tobago Government Bond , Senior Bond , 144A, 6.2% ,
7/16/38 .........................................
Trinidad and
Tobago 200,000 195,800
Turkiye Government Bond , Senior Bond , 5.95% , 1/15/31 ......
Turkiye 1,230,000 1,196,882
i
Uruguay Government Bond , Senior Bond , PIK, 7.875% , 1/15/33 Uruguay 880,000 1,014,816
b
Uzbekistan Government Bond , Senior Note , 144A, 6.9% , 2/28/32 Uzbekistan 560,000 591,964
Total Foreign Government and Agency Securities (Cost $27,981,960) ............
28,060,601
Asset-Backed Securities 13.8%
Capital Markets 0.2%
b,f
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.203% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 2,000,000 2,000,000
Consumer Finance 1.6%
Capital One Prime Auto Receivables Trust , 2025-1 , A3 , 3.85% ,
7/15/30 . ......................................... United States 605,000 599,446
b
Carvana Auto Receivables Trust , 2023-P3 , A3 , 144A, 5.82% ,
8/10/28 . ......................................... United States 148,157 148,463
GM Financial Consumer Automobile Receivables Trust ,
2023-1, A3, 4.66%, 2/16/28 .......................... United States 96,183 96,263
2024-2, A3, 5.1%, 3/16/29 ........................... United States 1,114,966 1,119,206
Harley-Davidson Motorcycle Trust , 2024-A , A3 , 5.37% , 3/15/29 .
United States 743,168 747,119
Hyundai Auto Receivables Trust ,
2024-A, A3, 4.99%, 2/15/29 .......................... United States 2,372,780 2,382,270
f
2025-C, A2B, FRN, 3.975%, (30-day SOFR Average + 0.35%),
7/17/28 ......................................... United States 2,674,014 2,674,406
f
2026-A, A2B, FRN, 3.965%, (30-day SOFR Average + 0.34%),
2/15/29 ......................................... United States 978,000 978,373
Toyota Auto Receivables Owner Trust ,
2023-C, A3, 5.16%, 4/17/28 .......................... United States 259,945 260,702
2024-A, A3, 4.83%, 10/16/28 ......................... United States 1,407,719 1,412,081
f
2025-D, A2B, FRN, 3.945%, (30-day SOFR Average + 0.32%),
8/15/28 ......................................... United States 725,173 725,459
2026-A, A3, 3.86%, 9/16/30 .......................... United States 585,000 578,977
World Omni Auto Receivables Trust ,
2025-C, A3, 4.08%, 11/15/30 ......................... United States 1,037,000 1,033,275
2026-A, A3, 3.86%, 5/15/31 .......................... United States 1,841,000 1,816,554
14,572,594
a a a a a a
Financial Services 12.0%
b,f
AGL Core CLO 31 Ltd. , 2024-31A , A , 144A, FRN , 5.129% ,
( 3-month SOFR + 1.4% ), 7/20/37 . ..................... United States 750,000 750,945

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,f
AIMCO CLO 17 Ltd. , 2022-17A , A1R , 144A, FRN , 5.083% ,
( 3-month SOFR + 1.35% ), 7/20/37 . .................... Jersey 1,850,000 $ 1,853,060
b,f
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.174% ,
( 3-month SOFR + 1.44% ), 7/21/37 . .................... United States 800,000 801,647
b,f
Allegro CLO XIII Ltd. , 2021-1A , D1R , 144A, FRN , 6.879% ,
( 3-month SOFR + 3.15% ), 7/20/38 . .................... United States 3,000,000 3,001,792
b,f
Apex Credit CLO Ltd. , 2024-2A , A , 144A, FRN , 5.33% , ( 3-month
SOFR + 1.52% ), 7/25/37 . ............................ United States 1,500,000 1,502,479
b,f
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 4.883% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 900,000 900,808
b
Bank of America Auto Trust , 2023-2A , A4 , 144A, 5.66% , 11/15/29 . United States 882,000 888,195
b,f
Battalion CLO X Ltd. , 2016-10A , A1R3 , 144A, FRN , 4.915% ,
( 3-month SOFR + 1.14% ), 1/24/35 . .................... United States 1,022,154 1,023,047
b
Bayview Opportunity Master Fund VII Trust , 2023-1A , A , 144A,
6.93% , 10/28/60 . .................................. United States 629,615 632,947
b,f
Beechwood Park CLO Ltd. , 2019-1A , A2RR , 144A, FRN , 5.08% ,
( 3-month SOFR + 1.33% ), 1/17/35 . .................... Jersey 2,500,000 2,501,303
b,f
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.129% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 1,750,000 1,754,396
b,f
Black Diamond CLO Ltd. , 2021-1A , A1AR , 144A, FRN , 4.983% ,
( 3-month SOFR + 1.25% ), 11/22/34 . .................... United States 400,000 400,332
b,f
BlueMountain CLO XXVI Ltd. , 2019-26A , CR2 , 144A, FRN ,
5.579% , ( 3-month SOFR + 1.85% ), 10/20/34 . ............. United States 2,500,000 2,500,000
b,f
BRAVO Residential Funding Trust , 2025-HE1 , A1 , 144A, FRN ,
4.966% , ( 30-day SOFR Average + 1.35% ), 9/25/72 . ........ United States 892,616 895,111
CarMax Auto Owner Trust ,
2024-2, A3, 5.5%, 1/16/29 ........................... United States 1,004,071 1,011,260
2026-1, A2A, 3.87%, 4/16/29 ......................... United States 1,125,000 1,122,138
2026-1, A3, 4.04%, 3/17/31 .......................... United States 900,000 893,036
b,f
Cathedral Lake VIII Ltd. , 2021-8A , A1R , 144A, FRN , 4.859% ,
( 3-month SOFR + 1.13% ), 1/20/35 . .................... United States 1,880,000 1,881,574
b
Chase Auto Owner Trust , 2024-1A , A3 , 144A, 5.13% , 5/25/29 . .. United States 2,073,669 2,084,154
b,f
CIFC Funding Ltd. ,
2014-2RA, AR, 144A, FRN, 5.135%, (3-month SOFR + 1.36%),
10/24/37 ........................................ United States 1,500,000 1,502,591
2021-4A, AR, 144A, FRN, 5.112%, (3-month SOFR + 1.36%),
7/23/37 ......................................... United States 1,650,000 1,650,989
2021-7A, AR, 144A, FRN, 4.842%, (3-month SOFR + 1.09%),
1/23/35 ......................................... United States 3,967,000 3,970,859
b
Citizens Auto Receivables Trust , 2023-2 , A3 , 144A, 5.83% ,
2/15/28 . ......................................... United States 68,304 68,449
b
Compass Datacenters Issuer II LLC ,
2024-2A, A1, 144A, 5.022%, 8/25/49 ................... United States 1,451,000 1,431,646
2025-1A, A1, 144A, 5.316%, 5/25/50 ................... United States 504,000 500,279
2025-2A, A1, 144A, 4.926%, 11/25/50 .................. United States 2,746,000 2,673,483
b
Compass Datacenters Issuer III LLC , 2026-2A , A21 , 144A,
5.715% , 7/25/56 . .................................. United States 1,513,000 1,523,682
b
Corporate One Auto Receivables Trust , 2026-1A , A2 , 144A,
4.13% , 9/15/28 . ................................... United States 2,199,582 2,198,464
b,f
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.161% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 250,000 250,417
b,f
Dryden 115 CLO Ltd. , 2024-115A , BR , 144A, FRN , 5.229% ,
( 3-month SOFR + 1.5% ), 4/18/37 . ..................... Jersey 1,525,000 1,526,853
b,f
Elevation CLO Ltd. , 2021-13A , A1R , 144A, FRN , 4.813% ,
( 3-month SOFR + 1.06% ), 7/15/34 . .................... United States 700,000 700,331
b,f
Elmwood CLO 16 Ltd. , 2022-3A , BRR , 144A, FRN , 5.179% ,
( 3-month SOFR + 1.45% ), 4/20/37 . .................... United States 2,250,000 2,258,292

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,f
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.114% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 1,500,000 $ 1,502,552
b,f
Elmwood CLO I Ltd. , 2019-1A , A1R3 , 144A, FRN , 4.849% ,
( 3-month SOFR + 1.12% ), 4/20/37 . .................... United States 1,400,000 1,400,643
b,f
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.109% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 1,700,000 1,703,486
b
FIGRE Trust ,
2025-FL1, A1, 144A, 5.265%, 7/25/55 .................. United States 238,383 237,342
2025-FL2, A1, 144A, 5.053%, 11/25/55 ................. United States 245,411 242,597
Ford Credit Auto Owner Trust ,
2024-A, A3, 5.09%, 12/15/28 ......................... United States 3,259,056 3,274,943
2024-B, A3, 5.1%, 4/15/29 ........................... United States 2,682,932 2,696,305
b
GreenState Auto Receivables Trust , 2024-1A , A3 , 144A, 5.19% ,
1/16/29 . ......................................... United States 1,102,197 1,105,716
b
GS Mortgage-Backed Securities Trust , 2025-CES2 , A1 , 144A,
5.18% , 9/25/55 . ................................... United States 173,873 172,628
b,f
HalseyPoint CLO 4 Ltd. , 2021-4A , BR , 144A, FRN , 5.543% ,
( 3-month SOFR + 1.7% ), 7/20/37 . ..................... United States 1,525,000 1,525,814
Honda Auto Receivables Owner Trust ,
2023-3, A3, 5.41%, 2/18/28 .......................... United States 694,875 697,465
2026-1, A2A, 3.71%, 9/21/28 ......................... United States 5,322,000 5,307,269
b
Iskandar Enterprise LLC , 2026-1A , A21 , 144A, 5.049% , 4/17/56 . United States 2,147,000 2,103,506
b,f
KKR CLO 43 Ltd. , 2022-43A , A1R2 , 144A, FRN , 4.853% ,
( 3-month SOFR + 1.1% ), 4/15/38 . ..................... Jersey 1,150,000 1,147,698
b
Lohrasp Enterprise II LLC , 2026-1A , A21 , 144A, 5.512% , 7/17/56 . United States 1,460,000 1,458,705
b,f
Madison Park Funding L Ltd. , 2021-50A , AR , 144A, FRN , 4.699% ,
( 3-month SOFR + 0.97% ), 4/19/34 . .................... United States 1,417,124 1,417,684
b,f
MP CLO VIII Ltd. , 2015-2A , CR3 , 144A, FRN , 5.688% , ( 3-month
SOFR + 1.85% ), 4/28/34 . ............................ United States 3,900,000 3,906,507
b,f
Neuberger Berman Loan Advisers CLO 51 Ltd. , 2022-51A , BR2 ,
144A, FRN , 5.152% , ( 3-month SOFR + 1.4% ), 10/23/36 . .... Jersey 1,525,000 1,528,081
b,f
Northwoods Capital Ltd. , 2018-11BA , D1R2 , 144A, FRN , 7.279% ,
( 3-month SOFR + 3.55% ), 7/19/37 . .................... United States 1,735,000 1,734,980
b,f
Oaktree CLO Ltd. , 2021-1A , A1R , 144A, FRN , 5.103% , ( 3-month
SOFR + 1.35% ), 1/15/38 . ............................ United States 1,089,000 1,091,233
b
OCCU Auto Receivables Trust , 2025-1A , A3 , 144A, 4.81% ,
11/15/29 . ........................................ United States 1,706,000 1,710,848
b,f
Octagon Investment Partners 49 Ltd. , 2020-5A , ARR , 144A, FRN ,
4.873% , ( 3-month SOFR + 1.12% ), 4/15/37 . .............. United States 2,380,000 2,374,658
b
PK ALIFT Loan Funding 8 LP , 2026-1 , A , 144A, 4.614% , 9/15/43 . United States 781,000 767,406
b
PRET LLC , 2026-NPL3 , A1 , 144A, 4.968% , 2/25/56 . ......... United States 3,509,651 3,473,167
b
PRET Trust , 2026-RN1 , A1 , 144A, 5.668% , 6/25/66 . ......... United States 571,115 572,350
b,f
Regatta XI Funding Ltd. , 2018-1A , D1R2 , 144A, FRN , 6.7% ,
( 3-month SOFR + 2.95% ), 7/17/37 . .................... United States 1,800,000 1,806,154
b,f
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.143% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 1,150,000 1,152,802
b
Sabey Data Center Issuer LLC , 2026-1 , A2 , 144A, 5.482% ,
1/20/51 . ......................................... United States 1,799,000 1,768,545
b,f
Signal Peak CLO 5 Ltd. , 2018-5A , A1R2 , 144A, FRN , 5.04% ,
( 3-month SOFR + 1.23% ), 4/25/37 . .................... United States 1,900,000 1,901,607
b,f
Sound Point CLO XXVI Ltd. , 2020-1A , AR , 144A, FRN , 5.161% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 2,460,000 2,463,549
b,f
Sound Point CLO XXXII Ltd. , 2021-4A , AR , 144A, FRN , 4.84% ,
( 3-month SOFR + 1.03% ), 10/25/34 . ................... United States 1,000,000 1,000,814
b
Stack Infrastructure Issuer LLC , 2026-1A , A2 , 144A, 5% , 3/27/56 . United States 1,538,000 1,478,324
b,f
Trinitas CLO XV Ltd. , 2021-15A , A1R , 144A, FRN , 4.853% ,
( 3-month SOFR + 1.12% ), 4/22/34 . .................... United States 2,324,920 2,327,712

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,f
Trinitas CLO XVIII Ltd. , 2021-18A , A1R , 144A, FRN , 4.949% ,
( 3-month SOFR + 1.22% ), 1/20/35 . .................... United States 750,000 $ 750,766
b
Truist Bank Auto Credit-Linked Notes , 2025-1 , B , 144A, 4.728% ,
9/26/33 . ......................................... United States 937,302 934,220
b
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 . ......... United States 494,965 490,963
b,f
Venture XIX CLO Ltd. , 2014-19A , ARR , 144A, FRN , 5.275% ,
( 3-month SOFR + 1.522% ), 1/15/32 . ................... United States 15,332 15,351
b,f
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.195% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 228,968 229,115
b,f
Voya CLO Ltd. , 2024-4A , A1 , 144A, FRN , 5.079% , ( 3-month
SOFR + 1.35% ), 7/20/37 . ............................ United States 1,850,000 1,850,454
b,f
Wind River CLO Ltd. , 2021-4A , AR , 144A, FRN , 4.964% ,
( 3-month SOFR + 1.23% ), 1/20/35 . .................... United States 1,200,000 1,200,595
b,f
Wise CLO Ltd. , 2024-2A , A , 144A, FRN , 5.213% , ( 3-month SOFR
+ 1.46% ), 7/15/37 . ................................. United States 750,000 751,805
b,f
Zais CLO 16 Ltd. , 2020-16A , A1R2 , 144A, FRN , 4.859% ,
( 3-month SOFR + 1.13% ), 10/20/34 . ................... United States 1,000,000 1,001,311
110,932,229
a a a a a a
Total Asset-Backed Securities (Cost $127,699,208) ............................
127,504,823
Commercial Mortgage-Backed Securities 5.9%
Financial Services 5.9%
b,f
AREIT Trust , 2022-CRE6 , A , 144A, FRN , 4.871% , ( 30-day SOFR
Average + 1.25% ), 1/20/37 ........................... United States 142,908 143,239
j
Banc of America Commercial Mortgage Trust , 2015-UBS7 , B ,
FRN , 4.286% , 9/15/48 .............................. United States 1,754,752 1,750,584
j
Bank of America Merrill Lynch Commercial Mortgage Trust , 2016-
UB10 , C , FRN , 4.762% , 7/15/49 ....................... United States 167,000 162,122
BANK Trust ,
b
2018-BN11, D, 144A, 3%, 3/15/61 ..................... United States 750,000 649,701
j,k
2018-BN13, XA, IO, FRN, 0.45%, 8/15/61 ............... United States 136,124,688 1,083,961
j
2019-BN19, C, FRN, 4.03%, 8/15/61 ................... United States 658,000 491,369
j,k
2020-BN26, XA, IO, FRN, 1.189%, 3/15/63 .............. United States 37,854,208 1,144,847
j
BANK5 Trust , 2026-5YR22 , C , FRN , 5.962% , 6/15/59 ........ United States 649,000 643,860
b
Barclays Commercial Mortgage Trust ,
2019-C5, D, 144A, 2.5%, 11/15/52 ..................... United States 528,000 437,860
j
2019-C5, F, 144A, FRN, 2.538%, 11/15/52 ............... United States 4,179,000 2,492,935
j,k
2019-C5, XF, IO, 144A, FRN, 1.25%, 11/15/52 ............ United States 8,651,300 298,253
j,k
BBCMS Mortgage Trust , 2024-5C29 , XA , IO, FRN , 1.596% ,
9/15/57 ......................................... United States 22,682,376 958,594
Benchmark Mortgage Trust ,
j
2018-B6, B, FRN, 4.584%, 10/10/51 .................... United States 900,482 850,528
b
2025-V18, D, 144A, 4.5%, 10/15/58 .................... United States 752,000 634,221
b,j,k
2025-V18, XD, IO, 144A, FRN, 1.949%, 10/15/58 .......... United States 2,870,000 204,122
2026-V21, AS, 5.506%, 3/15/59 ....................... United States 960,000 960,085
j,k
2026-V21, XA, IO, FRN, 1.43%, 3/15/59 ................. United States 8,576,203 493,428
b,f
BIKE Pass-Through Trust , 2026-BAND , B , 144A, FRN , 7.826% ,
( 1-month SOFR + 4.15% ), 7/15/43 ..................... United States 890,000 891,834
b
BX Trust ,
j
2025-ARIA, C, 144A, FRN, 5.517%, 12/13/42 ............. United States 1,394,000 1,381,015
f
2025-VOLT, A, 144A, FRN, 5.376%, (1-month SOFR + 1.7%),
12/15/44 ........................................ United States 462,000 461,629
f
2026-CLS, D, 144A, FRN, 7.126%, (1-month SOFR + 3.45%),
5/15/43 ......................................... United States 1,131,000 1,138,260

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,j
CFCRE Commercial Mortgage Trust ,
2011-C2, D, 144A, FRN, 5.249%, 12/15/47 ............... United States 111,299 $ 109,461
2011-C2, E, 144A, FRN, 5.249%, 12/15/47 ............... United States 175,000 164,646
j
Citigroup Commercial Mortgage Trust ,
2016-P3, B, FRN, 4.271%, 4/15/49 ..................... United States 894,000 864,943
2016-P6, B, FRN, 4.17%, 12/10/49 ..................... United States 1,631,000 1,512,355
COMM Mortgage Trust ,
b,j
2012-CR1, D, 144A, FRN, 5.103%, 5/15/45 .............. United States 936,344 879,993
2012-CR4, AM, 3.251%, 10/15/45 ..................... United States 1,200,000 1,165,420
b
2012-LC4, E, 144A, 4.25%, 12/10/44 ................... United States 1,918,000 227,107
j
2014-CR17, C, FRN, 4.78%, 5/10/47 ................... United States 539,000 525,790
b,j
2014-CR17, D, 144A, FRN, 4.844%, 5/10/47 ............. United States 233,000 206,394
j,k
2019-GC44, XA, IO, FRN, 0.606%, 8/15/57 .............. United States 77,080,916 1,143,619
b,j,k
Credit Suisse Commercial Mortgage Trust , 2007-C2 , AX , IO,
144A, FRN , 0.029% , 1/15/49 ......................... United States 5,833,935 1,572
j
CSAIL Commercial Mortgage Trust ,
2015-C1, C, FRN, 3.766%, 4/15/50 .................... United States 1,507,000 1,435,391
k
2019-C17, XA, IO, FRN, 1.308%, 9/15/52 ................ United States 49,692,810 1,557,348
j,k
CSMC Trust , 2016-NXSR , XA , IO, FRN , 0.72% , 12/15/49 ..... United States 43,647,425 436
b,j
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.356% ,
8/10/44 ......................................... United States 2,839,223 2,776,894
j,k
GS Mortgage Securities Trust , 2014-GC22 , XA , IO, FRN , 0.563% ,
6/10/47 ......................................... United States 11,752,450 64,559
b,j
IRV Trust , 2025-200P , C , 144A, FRN , 5.73% , 3/14/47 ........ United States 1,422,000 1,394,243
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
b,j
2012-C6, E, 144A, FRN, 4.973%, 5/15/45 ............... United States 114,918 113,787
b,j
2012-LC9, D, 144A, FRN, 3.573%, 12/15/47 ............. United States 737,000 719,923
2016-JP3, AS, 3.144%, 8/15/49 ....................... United States 1,250,000 1,214,316
j
JPMBB Commercial Mortgage Securities Trust ,
2013-C12, C, FRN, 3.94%, 7/15/45 .................... United States 91,116 90,011
b
2013-C14, D, 144A, FRN, 4.036%, 8/15/46 .............. United States 917,000 731,872
k
2014-C25, XA, IO, FRN, 0.396%, 11/15/47 ............... United States 3,846,913 14,513
j
JPMDB Commercial Mortgage Securities Trust ,
2018-C8, C, FRN, 4.754%, 6/15/51 .................... United States 387,000 352,145
k
2019-COR6, XA, IO, FRN, 0.899%, 11/13/52 ............. United States 65,032,564 1,593,877
b,j
MAD Commercial Mortgage Trust , 2025-11MD , D , 144A, FRN ,
6.359% , 10/15/42 .................................. United States 1,081,000 1,090,240
j
Morgan Stanley Bank of America Merrill Lynch Trust ,
b
2012-C5, E, 144A, FRN, 4.667%, 8/15/45 ............... United States 156,082 155,405
2013-C10, B, FRN, 3.949%, 7/15/46 ................... United States 627,364 596,886
b
2013-C10, F, 144A, FRN, 3.949%, 7/15/46 ............... United States 2,331,000 413,357
Morgan Stanley Capital I Trust ,
j,k
2016-BNK2, XA, IO, FRN, 0.931%, 11/15/49 ............. United States 19,130,452 17,606
j,k
2016-UB12, XA, IO, FRN, 0.654%, 12/15/49 ............. United States 51,058,485 510
b
2018-H3, D, 144A, 3%, 7/15/51 ....................... United States 693,000 592,077
j,k
2018-H3, XA, IO, FRN, 0.789%, 7/15/51 ................. United States 36,420,182 434,380
j,k
2018-H4, XA, IO, FRN, 0.798%, 12/15/51 ................ United States 50,051,085 772,954
j
2018-L1, C, FRN, 4.78%, 10/15/51 ..................... United States 341,000 310,832
b,l
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 1,661,295 17
j
UBS Commercial Mortgage Trust ,
k
2017-C7, XA, IO, FRN, 0.962%, 12/15/50 ................ United States 53,661,258 541,818
k
2018-C12, XA, IO, FRN, 0.834%, 8/15/51 ................ United States 97,868,842 1,292,250
b
2018-C15, D, 144A, FRN, 5.135%, 12/15/51 ............. United States 619,000 562,058
b,j
VEGAS , 2024-GCS , D , 144A, FRN , 6.217% , 7/10/36 ......... United States 954,000 945,436
b,j
VRTX Trust , 2025-HQ , D , 144A, FRN , 6.596% , 8/05/42 ....... United States 1,191,000 1,164,610

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
j,k
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.293% , 11/15/48 .................................. United States 16,632 $ 7
Wells Fargo Commercial Mortgage Trust ,
2015-C31, D, 3.852%, 11/15/48 ....................... United States 1,348,007 1,272,177
j,k
2017-C41, XA, IO, FRN, 1.141%, 11/15/50 ............... United States 73,568,563 665,075
j
2018-C46, C, FRN, 4.953%, 8/15/51 ................... United States 412,000 381,007
b
2019-C50, D, 144A, 3%, 5/15/52 ...................... United States 632,000 507,644
j,k
2019-C50, XA, IO, FRN, 1.397%, 5/15/52 ................ United States 41,637,067 1,204,048
j,k
2020-C55, XA, IO, FRN, 1.266%, 2/15/53 ................ United States 61,817,260 2,683,345
j
2020-C57, C, FRN, 4.023%, 8/15/53 ................... United States 1,121,000 1,021,664
j
WFRBS Commercial Mortgage Trust ,
k
2013-C14, XA, IO, FRN, 0.328%, 6/15/46 ................ United States 605,280 6
2014-C21, C, FRN, 4.234%, 8/15/47 ................... United States 1,091,457 1,074,254
k
2014-C22, XA, IO, FRN, 0.239%, 9/15/57 ................ United States 120,923 1
b,f
X-Caliber Funding LLC , 2026-HRP , A , 144A, FRN , 9.92% ,
( 1-month SOFR + 6.25% ), 7/15/46 ..................... United States 451,000 452,745
54,285,471
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $57,979,318) ..............
54,285,471
Mortgage-Backed Securities 36.6%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.4%
FHLMC Pool, 30 Year, 2%, 5/01/51 ...................... United States 478,801 375,972
FHLMC Pool, 30 Year, 2.5%, 4/01/43 - 4/01/52 ............. United States 2,860,105 2,388,893
FHLMC Pool, 30 Year, 3.5%, 4/01/42 - 10/01/46 ............ United States 263,255 242,079
FHLMC Pool, 30 Year, 4%, 12/01/44 - 7/01/49 .............. United States 241,735 225,200
FHLMC Pool, 30 Year, 4.5%, 11/01/44 - 11/01/49 ............ United States 56,709 54,030
FHLMC Pool, 30 Year, 5%, 3/01/41 - 7/01/52 ............... United States 838,791 819,437
4,105,611
Federal National Mortgage Association (FNMA) Fixed Rate 25.0%
FNMA, 3.5%, 2/01/47 - 6/01/56 ......................... United States 2,926,200 2,611,254
FNMA, 3.5%, 9/01/57 ................................ United States 4,593,405 4,044,526
FNMA, 4%, 1/01/45 - 1/01/57 .......................... United States 3,078,112 2,828,933
FNMA, 15 Year, 2%, 2/01/37 ........................... United States 3,438,330 3,116,673
FNMA, 15 Year, 2%, 3/01/37 ........................... United States 2,720,132 2,466,452
FNMA, 15 Year, 3.5%, 6/01/31 ......................... United States 79,100 77,758
FNMA, 30 Year, 2%, 9/01/50 - 4/01/52 .................... United States 2,329,751 1,842,887
FNMA, 30 Year, 2.5%, 12/01/50 - 2/01/52 ................. United States 1,539,676 1,286,349
FNMA, 30 Year, 3%, 9/01/42 - 4/01/52 .................... United States 2,728,832 2,398,616
FNMA, 30 Year, 3.5%, 5/01/42 - 8/01/45 .................. United States 1,000,536 917,886
FNMA, 30 Year, 4%, 8/01/44 - 11/01/49 ................... United States 701,859 654,394
FNMA, 30 Year, 4.5%, 7/01/44 - 8/01/53 .................. United States 1,287,831 1,224,437
FNMA, 30 Year, 5%, 3/01/40 - 7/01/52 .................... United States 2,352,531 2,296,537
FNMA, 30 Year, 5%, 9/01/52 ........................... United States 2,777,653 2,708,713
FNMA, 30 Year, 5.5%, 1/01/33 - 2/01/35 .................. United States 110,951 111,970
FNMA, 30 Year, 6%, 2/01/36 - 4/01/53 .................... United States 942,316 974,688
m
Uniform Mortgage-Backed Securities, 1.5%, TBA, 8/25/41 ..... United States 6,000,000 5,296,529
m
Uniform Mortgage-Backed Securities, 1.5%, TBA, 8/25/56 ..... United States 6,910,000 5,144,711
m
Uniform Mortgage-Backed Securities, 2%, TBA, 8/25/41 ...... United States 2,000,000 1,807,697
m
Uniform Mortgage-Backed Securities, 2%, TBA, 8/25/56 ...... United States 64,100,000 50,053,859
m
Uniform Mortgage-Backed Securities, 2.5%, TBA, 8/25/41 ..... United States 4,430,000 4,096,706
m
Uniform Mortgage-Backed Securities, 2.5%, TBA, 8/25/56 ..... United States 45,300,000 37,023,806
m
Uniform Mortgage-Backed Securities, 3%, TBA, 8/25/41 ...... United States 2,000,000 1,867,654
m
Uniform Mortgage-Backed Securities, 3%, TBA, 8/25/56 ...... United States 15,130,000 12,901,276

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
m
Uniform Mortgage-Backed Securities, 3.5%, TBA, 8/25/41 -
8/25/56 ......................................... United States 5,530,000 $ 4,980,916
m
Uniform Mortgage-Backed Securities, 4%, TBA, 8/25/56 ...... United States 5,500,000 5,021,672
m
Uniform Mortgage-Backed Securities, 4.5%, TBA, 8/25/56 ..... United States 25,950,000 24,490,843
m
Uniform Mortgage-Backed Securities, 5%, TBA, 8/25/56 ...... United States 20,100,000 19,460,194
m
Uniform Mortgage-Backed Securities, 5.5%, TBA, 8/25/56 ..... United States 5,800,000 5,768,988
m
Uniform Mortgage-Backed Securities, 6%, TBA, 8/25/56 ...... United States 23,080,000 23,342,921
230,819,845
n
Government National Mortgage Association (GNMA) Adjustable Rate 0.1%
GNMA II, 3.89% - 4.7%, 5/20/65 - 8/20/65 ................. United States 39,455 38,804
GNMA II, 5.695%, (1-year Refinitiv USD IBOR Consumer Cash
Fallbacks +/- MBS Margin), 12/20/68 ................... United States 823,496 857,299
896,103
Government National Mortgage Association (GNMA) Fixed Rate 11.1%
GNMA I, Single-family, 30 Year, 3.5%, 11/15/47 ............. United States 40,235 36,003
GNMA I, Single-family, 30 Year, 5%, 6/15/40 ............... United States 916,279 915,266
GNMA I, Single-family, 30 Year, 6.5%, 3/15/31 - 10/15/31 ...... United States 47,625 48,365
GNMA II, 30 Year, 3.5%, 9/20/48 ........................ United States 785,747 705,606
GNMA II, 30 Year, 4.5%, 7/20/52 ........................ United States 542,667 514,244
GNMA II, 30 Year, 5.5%, 7/20/53 ........................ United States 370,673 374,227
m
GNMA II, Single-family, 30 Year, 2%, 8/15/56 ............... United States 12,000,000 9,611,250
GNMA II, Single-family, 30 Year, 2.5%, 2/20/53 ............. United States 1,608,563 1,348,386
m
GNMA II, Single-family, 30 Year, 2.5%, 8/15/56 ............. United States 9,000,000 7,513,495
GNMA II, Single-family, 30 Year, 3%, 3/20/43 - 2/20/53 ....... United States 2,867,981 2,495,978
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 - 3/20/50 ..... United States 4,296,981 3,790,498
m
GNMA II, Single-family, 30 Year, 3.5%, 8/15/56 ............. United States 7,000,000 6,128,671
GNMA II, Single-family, 30 Year, 4%, 2/20/48 - 9/20/49 ....... United States 3,705,221 3,372,361
m
GNMA II, Single-family, 30 Year, 4%, 8/15/56 ............... United States 500,000 452,414
GNMA II, Single-family, 30 Year, 4.5%, 5/20/44 - 12/20/54 ..... United States 3,362,767 3,226,617
m
GNMA II, Single-family, 30 Year, 4.5%, 8/15/56 ............. United States 2,000,000 1,874,918
GNMA II, Single-family, 30 Year, 5%, 7/20/41 - 10/20/49 ...... United States 2,814,455 2,771,245
m
GNMA II, Single-family, 30 Year, 5%, 8/15/56 ............... United States 4,000,000 3,870,826
GNMA II, Single-family, 30 Year, 5.5%, 4/20/49 - 7/20/53 ...... United States 1,651,420 1,667,211
m
GNMA II, Single-family, 30 Year, 5.5%, 8/15/56 ............. United States 37,500,000 37,257,785
GNMA II, Single-family, 30 Year, 6%, 12/20/48 - 6/20/56 ...... United States 2,514,082 2,604,962
m
GNMA II, Single-family, 30 Year, 6.5%, 8/15/56 ............. United States 11,000,000 11,366,779
101,947,107
Total Mortgage-Backed Securities (Cost $346,111,333) .........................
337,768,666
Residential Mortgage-Backed Securities 7.4%
Financial Services 7.4%
b
A&D Mortgage Trust , 2023-NQM4 , A2 , 144A, 7.826% , 9/25/68 . United States 491,239 492,000
b
Angel Oak Mortgage Trust ,
2023-3, A1, 144A, 4.8%, 9/26/67 ...................... United States 1,040,917 1,035,482
2024-9, A1, 144A, 5.138%, 9/25/69 .................... United States 562,728 561,893
b
Arroyo Mortgage Trust ,
j
2019-3, M1, 144A, FRN, 4.204%, 10/25/48 ............... United States 3,050,000 2,877,017
2020-1, A3, 144A, 3.328%, 3/25/55 .................... United States 150,000 138,158
b,j
BRAVO Residential Funding Trust , 2020-RPL1 , M1 , 144A, FRN ,
3.25% , 5/26/59 ................................... United States 5,430,000 5,185,715
b,j
Bunker Hill Loan Depositary Trust , 2020-1 , A3 , 144A, FRN ,
3.253% , 2/25/55 ................................... United States 2,100,000 2,061,200
b,f
Chase Home Lending Mortgage Trust , 2025-10 , A11 , 144A, FRN ,
4.916% , ( 30-day SOFR Average + 1.3% ), 7/25/56 ......... United States 648,279 649,967

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,f
Chevy Chase Funding LLC , 2004-3A , A2 , 144A, FRN , 4.139% ,
( 1-month SOFR + 0.414% ), 8/25/35 .................... United States 345,294 $ 339,056
b
COLT Mortgage Loan Trust ,
j
2021-1, B1, 144A, FRN, 3.144%, 6/25/66 ................ United States 2,996,000 2,286,147
2023-3, A1, 144A, 7.18%, 9/25/68 ..................... United States 625,366 625,205
b
Cross Mortgage Trust ,
2024-H3, A1, 144A, 6.272%, 6/25/69 ................... United States 352,545 354,011
2024-H4, A1, 144A, 6.147%, 7/25/69 ................... United States 836,326 842,187
b,j
Ellington Financial Mortgage Trust , 2020-1 , A2 , 144A, FRN ,
3.149% , 5/25/65 ................................... United States 83,003 82,324
j
FHLMC Seasoned Credit Risk Transfer Trust ,
b
2019-2, M, 144A, FRN, 4.75%, 8/25/58 ................. United States 465,888 452,818
2019-3, M, FRN, 4.75%, 10/25/58 ..................... United States 2,877,402 2,829,397
b
2019-4, M, 144A, FRN, 4.5% , 2/25/59 .................. United States 1,833,309 1,767,144
b,f
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 5.266%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 5,977 5,985
2021-DNA6, M2, 144A, FRN, 5.116%, ( 30-day SOFR Average +
1.5%), 10/25/41 ................................... United States 84,970 85,081
2021-DNA7, M2, 144A, FRN, 5.416%, (30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 386,453 387,579
2021-HQA4, M2, 144A, FRN, 5.966%, (30-day SOFR Average
+ 2.35%), 12/25/41 ................................ United States 3,732,140 3,750,378
2022-DNA2, M1A, 144A, FRN, 4.916%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 825 825
2022-DNA3, M1B, 144A, FRN, 6.516%, (30-day SOFR Average
+ 2.9%), 4/25/42 .................................. United States 10,000 10,134
2022-DNA5, M1A, 144A, FRN, 6.566%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 13,806 13,950
2022-DNA6, M1A, 144A, FRN, 5.766%, (30-day SOFR Average
+ 2.15%), 9/25/42 ................................. United States 24,080 24,111
2022-DNA6, M1B, 144A, FRN, 7.316%, ( 30-day SOFR Average
+ 3.7%), 9/25/42 .................................. United States 27,000 27,736
2022-HQA1, M2, 144A, FRN, 8.866%, (30-day SOFR Average
+ 5.25%), 3/25/42 ................................. United States 6,323,000 6,489,258
2023-DNA1, M1A, 144A, FRN, 5.717%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 38,482 38,890
2023-HQA2, M1A, 144A, FRN, 5.616%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 11,426 11,438
2023-HQA3, A1, 144A, FRN, 5.466%, (30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 88,289 88,742
2023-HQA3, M1, 144A, FRN, 5.466%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 15,407 15,481
2024-DNA1, A1, 144A, FRN, 4.966%, (30-day SOFR Average +
1.35%), 2/25/44 ................................... United States 92,191 92,603
2024-DNA2, A1, 144A, FRN, 4.866%, (30-day SOFR Average +
1.25%), 5/25/44 ................................... United States 96,673 97,114
2025-DNA3, M1, 144A, FRN, 4.716%, (30-day SOFR Average
+ 1.1%), 9/25/45 .................................. United States 592,542 592,757
FNMA , 2003-34 , P1 , Strip , 4/25/43 ......................
United States 46,208 42,698
f
FNMA Connecticut Avenue Securities Trust ,
2018-C02, 2M2, FRN, 5.931%, (30-day SOFR Average +
2.314%), 8/25/30 .................................. United States 5,238 5,305
b
2021-R03, 1M2, 144A, FRN, 5.266%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 114,927 115,164
b
2022-R02, 2M2, 144A, FRN, 6.616%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 1,387,493 1,400,459

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
f
FNMA Connecticut Avenue Securities Trust, (continued)
b
2022-R03, 1M2, 144A, FRN, 7.116%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 38,000 $ 38,617
b
2022-R04, 1M2, 144A, FRN, 6.716%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 53,000 53,676
b
2023-R06, 1M1, 144A, FRN, 5.316%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 218,174 218,680
b
2023-R07, 2M1, 144A, FRN, 5.566%, ( 30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 7,078 7,088
b
2024-R02, 1M1, 144A, FRN, 4.716%, (30-day SOFR Average +
1.1%), 2/25/44 .................................... United States 866 866
b
2024-R03, 2M1, 144A, FRN, 4.766%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 5,915 5,915
b
2024-R06, 1A1, 144A, FRN, 4.766%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 73,680 73,867
b
2025-R06, 1A1, 144A, FRN, 4.516%, (30-day SOFR Average +
0.9%), 9/25/45 .................................... United States 586,844 587,086
b
2026-R01, 2A1, 144A, FRN, 4.466%, (30-day SOFR Average +
0.85%), 1/25/46 ................................... United States 1,457,951 1,457,774
b
2026-R01, 2M1, 144A, FRN, 4.616%, (30-day SOFR Average +
1%), 1/25/46 ..................................... United States 1,314,579 1,314,918
b
GCAT Trust , 2020-NQM2 , A3 , 144A, 3.935% , 4/25/65 ........ United States 975,282 951,476
b
GS Mortgage-Backed Securities Trust ,
j
2020-RPL1, M2, 144A, FRN, 3.729%, 7/25/59 ............ United States 1,125,000 957,967
2024-RPL4, A1, 144A, 3.9%, 9/25/61 ................... United States 419,896 409,092
b
J.P. Morgan Mortgage Trust ,
2024-VIS2, A1, 144A, 5.853%, 11/25/64 ................. United States 389,902 390,440
j
2026-NQX2, A1, 144A, FRN, 5.628%, 10/25/66 ........... United States 1,772,308 1,767,442
b
MFA Trust , 2025-NQM3 , A1 , 144A, 5.261% , 8/25/70 ......... United States 424,742 421,891
b,j
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.061% , 8/26/47 .............................. United States 308,149 308,334
b,f
Morgan Stanley Residential Mortgage Loan Trust , 2024-3 , AF ,
144A, FRN , 4.966% , ( 30-day SOFR Average + 1.35% ), 7/25/54 United States 113,580 113,831
b
OBX Trust ,
2023-NQM7, A1, 144A, 6.844%, 4/25/63 ................ United States 759,986 759,519
f
2025-J2, AF, 144A, FRN, 4.916%, (30-day SOFR Average +
1.3%), 9/25/55 .................................... United States 760,934 763,136
b,j
Onity Loan Investment Trust , 2026-HB3 , A , 144A, FRN , 3% ,
6/25/39 ......................................... United States 393,850 385,651
b
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 .......... United States 613,093 607,504
b
PRKCM Trust , 2023-AFC2 , A1 , 144A, 6.482% , 6/25/58 ....... United States 2,485,776 2,479,682
b
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............ United States 1,305,273 1,286,494
b,j
PRPM Trust , 2026-NQM3 , A1 , 144A, FRN , 5.845% , 7/25/71 ... United States 1,498,000 1,502,350
b,f
Station Place Securitization Trust ,
2025-3, A, 144A, FRN, 4.593%, (1-month SOFR + 0.9%),
9/23/26 ......................................... United States 3,370,000 3,386,942
2025-7, A, 144A, FRN, 4.593%, (1-month SOFR + 0.9%),
11/24/26 ........................................ United States 3,403,000 3,421,168
2026-2, A, 144A, FRN, 4.526%, (1-month SOFR + 0.85%),
8/23/27 ......................................... United States 3,201,000 3,208,080
b,j
Towd Point Mortgage Trust ,
2018-5, M1, 144A, FRN, 3.25%, 7/25/58 ................ United States 209,000 173,657
2019-2, A2, 144A, FRN, 3.75%, 12/25/58 ................ United States 327,000 292,924
b
Verus Securitization Trust , 2024-1 , A1 , 144A, 5.712% , 1/25/69 . United States 941,399 944,131
b
Visio Trust , 2022-1 , A2 , 144A, 6.85% , 8/25/57 .............. United States 1,020,683 1,019,463

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
f
WaMu Mortgage Pass-Through Certificates Trust ,
2005-AR13, A1B2, FRN, 4.699%, (1-month SOFR + 0.974%),
10/25/45 ........................................ United States 491,851 $ 468,892
2005-AR13, A1C4, FRN, 4.699%, (1-month SOFR + 0.974%),
10/25/45 ........................................ United States 1,722,505 1,632,488
2005-AR17, A1B2, FRN, 4.659%, (1-month SOFR + 0.934%),
12/25/45 ........................................ United States 1,014,302 932,632
2005-AR2, 2A1B, FRN, 4.579%, (1-month SOFR + 0.854%),
1/25/45 ......................................... United States 146,639 143,796
68,362,878
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $68,485,197) ...............
68,362,878
Agency Commercial Mortgage-Backed Securities 5.9%
Financial Services 5.9%
FHLMC ,
f
3065, DC, FRN, 8.64%, (-3 x 30-day SOFR Average +
19.517%), 3/15/35 ................................. United States 82,250 83,141
j
3117, AF, FRN, Zero Cpn., 2/15/36 ..................... United States 5,572 4,876
3369, BO, Strip, 9/15/37 ............................. United States 1,347 1,141
3391, Strip, 4/15/37 ................................ United States 24,646 21,358
f
3408, EK, FRN, 10.744%, (-4 x 30-day SOFR Average +
25.332%), 4/15/37 ................................. United States 148,918 163,933
k
4018, DI, IO, 4.5%, 7/15/41 .......................... United States 7,272 7
f
406, F30, FRN, 4.766%, (30-day SOFR Average + 1.15%),
10/25/53 ........................................ United States 1,292,643 1,303,318
k
4132, IP, IO, 4.5% , 11/15/42 .......................... United States 328,088 21,382
f,k
4839, WS, IO, FRN, 2.36%, (-1 x 30-day SOFR Average +
5.986%), 8/15/56 .................................. United States 11,919,121 1,347,422
k
5050, IM, IO, 3.5%, 10/25/50 ......................... United States 2,017,184 390,093
k
5349, IB, IO, 4%, 12/15/46 ........................... United States 3,035,258 638,313
f
5419, AF, FRN, 4.716%, (30-day SOFR Average + 1.1%),
6/25/54 ......................................... United States 1,216,583 1,226,351
b,f
FHLMC Multi-family Structured Credit Risk Trust , 2021-MN3 , M2 ,
144A, FRN , 7.616% , ( 30-day SOFR Average + 4% ), 11/25/51 . United States 478,000 490,111
FNMA ,
2006-84, OT, Strip, 9/25/36 .......................... United States 2,554 2,136
2007-14, KO, Strip, 3/25/37 .......................... United States 20,462 17,329
k
2012-128, QI, IO, 3.5%, 6/25/42 ....................... United States 516,294 13,098
k
2015-33, AI, IO, 5%, 6/25/45 ......................... United States 5,152,383 597,040
k
2017-72, ID, IO, 4.5%, 9/25/47 ........................ United States 9,340,766 1,706,575
k
2021-12, NI, IO, 2.5%, 3/25/51 ........................ United States 22,758,275 3,771,331
k
2023-49, IA, IO, 3%, 8/25/46 ......................... United States 3,346,658 426,134
k
2023-49, IB, IO, 3.5%, 3/25/47 ........................ United States 2,978,032 451,676
f
2024-10, FA, FRN, 4.716%, (30-day SOFR Average + 1.1%),
3/25/54 ......................................... United States 985,345 987,932
f
2026-43, FD, FRN, 4.546%, (30-day SOFR Average + 0.93%),
6/25/56 ......................................... United States 2,113,359 2,114,363
k
409, C24, IO, 4.5%, 4/25/42 .......................... United States 2,747,895 532,255
b,f
FNMA Multi-family Connecticut Avenue Securities Trust ,
2019-01, M10, 144A, FRN, 6.981%, (30-day SOFR Average +
3.364%), 10/25/49 ................................. United States 2,155,555 2,177,776
2020-01, M10, 144A, FRN, 7.481%, (30-day SOFR Average +
3.864%), 3/25/50 .................................. United States 2,554,825 2,595,546
b,f
FREMF Mortgage Trust , 2018-KF43 , B , 144A, FRN , 5.896% , ( 30-
day SOFR Average + 2.264% ), 1/25/28 ................. United States 2,579,818 2,526,518

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA ,
k
2009-79, IC, IO, 6%, 8/20/39 ......................... United States 1,747,332 $ 166,034
k
2010-9, UI, IO, 5%, 1/20/40 .......................... United States 2,126,949 403,951
j,k
2010-H19, GI, IO, FRN, 1.471%, 8/20/60 ................ United States 1,706,545 81,663
f,k
2011-70, YI, IO, FRN, 0.15%, (-1 x 1-month SOFR + 4.886%),
12/20/40 ........................................ United States 2,553,027 15,470
k
2012-113, ID, IO, 3.5%, 9/20/42 ....................... United States 5,252,934 718,869
k
2012-136, IO, 3.5%, 11/20/42 ......................... United States 4,255,063 515,386
k
2012-38, MI, IO, 4%, 3/20/42 ......................... United States 9,602,411 1,589,622
k
2013-164, CI, IO, 3%, 11/16/28 ....................... United States 285,306 2,556
k
2014-100, JI, IO, 3.5%, 7/16/29 ....................... United States 497,405 9,536
k
2014-102, IG, IO, 3.5%, 3/16/41 ....................... United States 78,237 623
k
2014-180, IO, 5%, 12/20/44 .......................... United States 4,974,680 953,596
k
2014-30, KI, IO, 3%, 2/16/29 ......................... United States 116,331 810
k
2014-5, LI, IO, 3%, 1/16/29 .......................... United States 103,075 856
k
2014-71, BI, IO, 4.5%, 5/20/29 ........................ United States 225 —
k
2014-76, IO, 5%, 5/20/44 ............................ United States 1,308,305 259,226
j,k
2014-H11, GI, IO, FRN, 1.561%, 6/20/64 ................ United States 6,049,466 205,022
k
2015-52, KI, IO, 3.5%, 11/20/40 ....................... United States 824,605 19,886
k
2015-53, MI, IO, 4%, 4/16/45 ......................... United States 4,705,698 912,392
j,k
2015-H01, CI, IO, FRN, 1.558%, 12/20/64 ............... United States 1,089,399 22,239
j,k
2015-H04, AI, IO, FRN, 1.951%, 12/20/64 ............... United States 3,941,987 141,792
j,k
2015-H10, CI, IO, FRN, 1.779%, 4/20/65 ................ United States 2,188,208 74,296
j,k
2015-H12, AI, IO, FRN, 1.844%, 5/20/65 ................ United States 1,685,371 67,208
j,k
2015-H12, EI, IO, FRN, 1.776%, 4/20/65 ................ United States 3,212,274 71,907
j,k
2015-H12, GI, IO, FRN, 1.841%, 5/20/65 ................ United States 3,721,874 149,947
j,k
2015-H16, XI, IO, FRN, 2.522%, 7/20/65 ................ United States 2,406,516 133,362
j,k
2015-H20, AI, IO, FRN, 1.879%, 8/20/65 ................ United States 2,702,583 106,120
j,k
2015-H25, AI, IO, FRN, 1.685%, 9/20/65 ................ United States 1,909,269 46,804
j,k
2015-H25, CI, IO, FRN, 2.341%, 10/20/65 ............... United States 2,226,823 103,305
j,k
2015-H26, DI, IO, FRN, 2.396%, 10/20/65 ............... United States 2,154,609 115,797
j,k
2016-H11, HI, IO, FRN, 1.775%, 1/20/66 ................ United States 1,277,033 46,215
j,k
2016-H23, NI, IO, FRN, 2.739%, 10/20/66 ............... United States 4,909,191 241,719
j,k
2016-H24, JI, IO, FRN, 2.739%, 11/20/66 ................ United States 2,376,024 148,276
j,k
2017-H08, NI, IO, FRN, 2.185%, 3/20/67 ................ United States 2,037,424 78,910
j,k
2017-H10, MI, IO, FRN, 1.879%, 4/20/67 ................ United States 3,249,216 91,558
j,k
2017-H12, QI, IO, FRN, 2.114%, 5/20/67 ................ United States 3,526,621 137,288
j,k
2017-H18, CI, IO, FRN, 2.01%, 9/20/67 ................. United States 3,382,303 248,341
j,k
2017-H23, BI, IO, FRN, 1.919%, 11/20/67 ............... United States 4,327,468 156,113
j,k
2018-H02, EI, IO, FRN, 2.5%, 1/20/68 .................. United States 4,295,861 178,461
j,k
2018-H17, GI, IO, FRN, 2.139%, 10/20/68 ............... United States 6,704,846 203,425
f,k
2019-121, SD, IO, FRN, 2.216%, (-1 x 1-month SOFR +
5.886%), 10/20/49 ................................. United States 2,204,776 206,784
f,k
2019-125, SG, IO, FRN, 2.266%, (-1 x 1-month SOFR +
5.936%), 10/20/49 ................................. United States 3,172,169 287,169
f,k
2019-65, BS, IO, FRN, 2.316%, (-1 x 1-month SOFR +
5.986%), 5/20/49 .................................. United States 4,870,820 389,820
k
2019-83, IO, 4.5%, 6/20/49 .......................... United States 6,592,131 1,470,691
j,k
2019-H02, DI, IO, FRN, 2.557%, 11/20/68 ............... United States 5,222,598 234,124
j,k
2019-H14, IB, IO, FRN, 2.442%, 8/20/69 ................ United States 6,278,755 255,589
k
2020-123, NI, IO, 2.5%, 8/20/50 ....................... United States 12,614,476 1,861,830
k
2020-151, MI, IO, 2.5%, 10/20/50 ...................... United States 22,243,363 3,254,804
j,k
2020-H02, GI, IO, FRN, 2.437%, 1/20/70 ................ United States 8,720,842 388,932
k
2021-91, AI, IO, 3.5%, 5/20/51 ........................ United States 13,792,801 2,515,950
f
2023-140, JS, FRN, 7.039%, (-2 x 30-day SOFR Average +
16.05%), 9/20/53 .................................. United States 672,351 677,898

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
f
2023-152, FB, FRN, 4.771%, ( 30-day SOFR Average + 1.15%),
4/20/51 ......................................... United States 2,466,237 $ 2,523,527
f,k
2023-19, S, IO, FRN, 2.266%, (-1 x 1-month SOFR + 5.936%),
11/20/49 ........................................ United States 14,477,932 1,326,548
f
2023-66, PS, FRN, 6.322%, (-3 x 30-day SOFR Average +
15.375%), 5/20/53 ................................. United States 2,607,156 2,389,487
k
2025-120, IA, IO, 4%, 3/20/52 ........................ United States 6,541,435 1,225,189
f,k
2025-120, SD, IO, FRN, 2.216%, (-1 x 1-month SOFR +
5.886%), 10/20/49 ................................. United States 11,362,195 1,023,936
f
2025-169, FB, FRN, 4.621%, (30-day SOFR Average + 1%),
10/20/55 ........................................ United States 1,821,819 1,831,385
53,893,399
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $55,422,556) .......
53,893,399
Municipal Bonds 1.2%
California 0.5%
California Health Facilities Financing Authority , State of California
Personal Income Tax , Revenue , 2022 , 4.19% , 6/01/37 ...... United States 1,040,000 957,427
City of Orange , Revenue , 2021 , Refunding , 2.65% , 6/01/34 ....
United States 470,000 394,504
City of Pomona , Revenue , 2020 BJ , 3.716% , 8/01/40 ........
United States 285,000 238,569
County of Fresno , Revenue , 2004 A , NATL Insured , 5.07%,
8/15/32 ......................................... United States 620,000 459,779
County of Tulare , Revenue , 2018 , 4.445% , 6/01/37 ..........
United States 900,000 835,286
State of California ,
GO, 4.35% , 11/01/32 ............................... United States 1,290,000 1,257,874
GO, 7.5%, 4/01/34 ................................. United States 770,000 862,513
5,005,952
Florida 0.1%
State Board of Administration Finance Corp. , Florida Hurricane
Catastrophe Fund , Revenue , 2024 A , 5.526% , 7/01/34 ...... United States 915,000 938,316
Georgia 0.0%
†
Georgia Higher Education Facilities Authority , University System
of Georgia , Revenue , 2026 A , 5.273% , 1/01/40 ........... United States 220,000 213,342
Illinois 0.1%
State of Illinois , GO , 2026 A , 4.954% , 4/01/33 ..............
United States 865,000 858,790
New Jersey 0.0%
†
New Jersey Transportation Trust Fund Authority , State of New
Jersey , Revenue , 2010 B , 6.561% , 12/15/40 ............. United States 190,000 203,727
New York 0.1%
New York City Transitional Finance Authority , Future Tax Secured ,
Revenue , 2026 F-2 , 4.66% , 2/01/36 .................... United States 700,000 675,292
Ohio 0.1%
JobsOhio Beverage System , Revenue, Senior Lien , 2020 A , ETM,
2.833% , 1/01/38 ................................... United States 565,000 465,769
Pennsylvania 0.2%
Pennsylvania Economic Development Financing Authority ,
Revenue , 2025 , 5.689% , 6/01/54 ...................... United States 670,000 644,517

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Redevelopment Authority of the City of Philadelphia , City of
Philadelphia , Revenue , 2026 A , 5.002% , 11/01/38 ......... United States 1,045,000 $ 1,010,551
1,655,068
Texas 0.1%
North Texas Tollway Authority , North Texas Tollway System ,
Revenue, First Tier , 2009 B , 6.718% , 1/01/49 ............. United States 675,000 717,127
Total Municipal Bonds (Cost $10,965,479) ....................................
10,733,383
Total Long Term Investments (Cost $1,166,262,636) ...........................
1,147,910,517
a
Short Term Investments 8.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.1%
o,p
U.S. Treasury Bills ,
3.57%, 10/22/26 ................................... United States 4,200,000 4,165,690
3.72%, 12/10/26 ................................... United States 15,400,000 15,192,836
19,358,526
Total U.S. Government and Agency Securities (Cost $19,354,873) ...............
19,358,526
Shares
Management Investment Companies 5.9%
a,q
Putnam Short Term Investment Fund, Class P, 3.819% ....... United States 54,866,908 54,866,908
Total Management Investment Companies (Cost $54,866,908) ..................
54,866,908
Total Short Term Investments (Cost $74,221,781 ) ..............................
74,225,434
a
Total Investments (Cost $1,240,484,417) 132.5% ..............................
$1,222,135,951
TBA Sale Commitments (6.7)% ..............................................
(61,894,395)
Other Assets, less Liabilities (25.8)% ........................................
(238,053,003)
Net Assets 100.0% .........................................................
$922,188,553
a a a
Principal
Amount
*
r
TBA Sale Commitments (6.7)%
Mortgage-Backed Securities (6.7)%
Federal National Mortgage Association (FNMA) Fixed Rate (6.5)%
Uniform Mortgage-Backed Securities ,
2%, TBA, 8/25/56 .................................. United States (21,000,000) (16,469,531)
2.5%, TBA, 8/25/56 ................................ United States (12,000,000) (9,869,062)
3.5%, TBA, 8/25/56 ................................ United States (4,530,000) (4,040,194)
4.5%, TBA, 8/25/56 ................................ United States (17,500,000) (16,554,922)
5%, TBA, 8/25/56 .................................. United States (7,500,000) (7,298,670)
5.5%, TBA, 8/25/56 ................................ United States (3,690,000) (3,680,592)
6%, TBA, 8/25/56 .................................. United States (2,000,000) (2,027,500)
(59,940,471)

Putnam Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (0.2)%
GNMA II, Single-family, 30 Year ,
4.5%, 8/15/56 .................................... United States (1,000,000) $ (937,459)
6%, 8/15/56 ...................................... United States (1,000,000) (1,016,465)
(1,953,924)
Total TBA Sale Commitments (Proceeds $(62,019,284)) ........................
$(61,894,395)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 4 regarding investments in affiliated management investment companies.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2026, the aggregate value of these securities was $348,383,169, representing 37.8% of net assets.
c
Perpetual security with no stated maturity date.
d
The coupon rate shown represents the rate at period end.
e
A portion or all of the security purchased on a delayed delivery basis.
f
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
g
See Note 3 regarding unfunded loan commitments.
h
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
i
Income may be received in additional securities and/or cash.
j
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
k
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
l
Defaulted security or security for which income has been deemed uncollectible.
m
Security purchased on a to-be-announced (TBA) basis.
n
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread;
they are based on the weighted average rates of the underlying mortgage loans, less the applicable servicing and guarantee fees (MBS margin).
o
The rate shown represents the yield at period end.
p
A portion or all of the security has been segregated as collateral for certain derivative contracts and TBA securities. At July 31, 2026, the aggregate value of these securities pledged amounted to $17,763,582, representing 1.9% of net assets.
q
The rate shown is the annualized seven-day effective yield at period end.
r
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At July 31, 2026, the Fund had the following futures contracts outstanding.
At July 31, 2026, the Fund had the following forward exchange contracts outstanding.
At July 31, 2026, the Fund had the following forward premium swap options contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 222 $ 23,976,000 9/21/26 $ (374,571)
U.S. Treasury 10 Year Ultra Notes ................ Short 381 41,796,891 9/21/26 781,861
U.S. Treasury 2 Year Notes ..................... Long 149 30,635,797 9/30/26 (99,923)
U.S. Treasury 5 Year Notes ..................... Long 2,375 251,694,337 9/30/26 (2,610,536)
U.S. Treasury Long Bonds ..................... Long 711 77,010,188 9/21/26 (2,645,500)
U.S. Treasury Ultra Bonds ...................... Long 338 37,074,375 9/21/26 (1,510,962)
Total Futures Contracts ...................................................................... $(6,459,631)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... HSBK Sell 1,000 1,331 9/16/26 $ — $ (17)
Euro ............. BOFA Sell 159,100 184,026 9/16/26 237 —
Euro ............. HSBK Sell 1,992,600 2,299,027 9/16/26 2,340 (5,119)
Euro ............. MSCO Sell 1,253,200 1,449,228 9/16/26 1,560 —
Euro ............. SSBT Sell 525,200 607,432 9/16/26 733 —
Total Forward Exchange Contracts ................................................... $4,870 $(5,136)
Net unrealized appreciation (depreciation) ............................................ $(266)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(4.127%)/1-day SOFR/Nov-60/(Purchased) BNDP 11/18/30 / 4.127% 6,900,000 $ 822,825 $ 137,915
4.127%/1-day SOFR/Nov-60/(Purchased) BNDP 11/18/30 / 4.127% 6,900,000 822,825 (246,683)
4.306%/1-day SOFR/Jun-61/(Purchased) BNDP 6/09/31 / 4.306% 7,000,000 806,750 (107,344)
(4.306%)/1-day SOFR/Jun-61/(Purchased) BNDP 6/09/31 / 4.306% 7,000,000 806,750 108,987
2.91%/1-day SOFR/Apr-52/(Purchased) BNDP 3/31/32 / 2.91% 56,609,500 3,453,179 (1,764,511)
(2.765%)/3-month EURIBOR/Mar-28/
(Purchased) BOFA 3/19/27 / 2.765% EUR 94,021,000 393,230 20,894
(3.165%)/3-month EURIBOR/Mar-28/(Written) BOFA 3/19/27 / 3.165% EUR 94,021,000 (242,910) 31,620
(3.565%)/3-month EURIBOR/Mar-28/(Written) BOFA 3/19/27 / 3.565% EUR 94,021,000 (161,214) 48,124
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 3,430,800 427,821 (132,458)
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 3,430,800 427,821 25,934
4.33%/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 5,542,800 694,236 (209,291)

See Notes to Schedule of Investments. Quarterly Schedule of Investments

Putnam Income Fund
Schedule of Investments (unaudited)
At July 31, 2026, the Fund had the following credit default swap contracts outstanding.
Forward Premium Swap Option Contracts
(continued)
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
party
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(4.33%)/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 5,542,800 $ 694,236 $ 5,560
3.043%/1-day SOFR/Mar-52/(Purchased) JPHQ 3/29/32 / 3.043% 33,000,000 1,980,825 (928,357)
(4.384%)/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 4.384% 7,948,000 366,005 (91,113)
3.884%/1-day SOFR/Feb-38/(Purchased) MCM 1/31/28 / 3.884% 7,948,000 351,302 (209,501)
2.48%/1-day SOFR/Feb-59/(Purchased) MSCO 2/15/29 / 2.48% 37,620,500 2,334,766 (1,889,997)
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 15,152,700 548,528 (184,739)
Unrealized appreciation 379,034
Unrealized (depreciation) (5,763,994)
Total $(5,384,960)
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.46 . 5.00% Quarterly 6/20/31 11,090,000 $ 891,787 $ 508,661 $ 383,126
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $891,787 $508,661 $383,126
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BB.6 . (5.00)% Monthly CITI 5/11/63 641,000 76,159 84,659 (8,500)
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 2,168,000 257,586 308,144 (50,558)
CMBX.NA.BB.6 . (5.00)% Monthly JPHQ 5/11/63 953,000 113,228 490,603 (377,375)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly GSCO 11/17/59 3,191,000 935,681 611,348 324,333
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 2,356,000 249,147 303,924 (54,777)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 2,356,000 525,918 427,614 98,304
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 4,596,000 1,025,942 963,415 62,527
CMBX.
NA.BBB-.13 .. (3.00)% Monthly JPHQ 12/16/72 1,381,000 308,274 267,511 40,763
CMBX.NA.BBB-.6 (3.00)% Monthly JPHQ 5/11/63 2,416,000 174,158 538,787 (364,629)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 2,356,000 527,749 423,196 104,553
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 3,485,000 (414,062) (605,950) 191,888
Non-
Investment
Grade

Putnam Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At July 31, 2026, the Fund had the following interest rate swap contracts outstanding.
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts (continued)
Contracts to Sell Protection
c,d
(continued)
Traded Index (continued)
CMBX.NA.BB.6 . 5.00% Monthly MSCO 5/11/63 2,135,000 $ (253,665) $ (283,474) $ 29,809
Non-
Investment
Grade
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 2,416,000 (174,157) (145,536) (28,621)
Investment
Grade
Total OTC Swap Contracts .............................................. $3,351,958 $3,384,241 $(32,283)
Total Credit Default Swap Contracts .................................... $4,243,745 $ 3,892,902 $350,843
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.04% .... Annual 9/16/28 364,859,000 $ 843,044 $ (685,373) $ 1,528,417
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.06% .... Annual 9/16/28 3,670,000 7,086 (10,102) 17,188
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.02% .... Annual 9/16/31 24,808,000 150,363 (78,300) 228,663
Receive Fixed 4% ..... Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/31 16,854,000 (117,211) (70,291) (46,920)
Receive Fixed 4.04% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/31 14,418,000 (74,508) (1,507) (73,001)
Receive Floating 6-month
EURIBOR ........... Semi-Annual
Pay Fixed 2.94% .... Annual 9/16/31 3,493,000 EUR 29,713 (22,424) 52,137

See Notes to Schedule of Investments. Quarterly Schedule of Investments

Putnam Income Fund
Schedule of Investments (unaudited)
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.06% .... Annual 9/16/33 62,655,000 $ 568,399 $ 406,889 $ 161,510
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.08% .... Annual 9/16/33 14,043,000 110,525 35,560 74,965
Receive Fixed 4.04% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/33 12,326,000 (126,629) (72,163) (54,466)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.14% .... Annual 9/16/36 15,255,000 210,185 (95,036) 305,221
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.16% .... Annual 9/16/36 867,000 10,546 4,690 5,856
Receive Fixed 4.18% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/36 3,884,000 (40,974) (20,493) (20,481)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.28% .... Annual 9/16/56 11,001,000 395,144 211,804 183,340
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.32% .... Annual 9/16/56 286,000 8,404 (3,913) 12,317
Receive Fixed 4.3% ... Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/56 5,838,000 (190,619) (6,925) (183,694)
Total Interest Rate Swap Contracts ................................. $1,783,468 $ (407,584) $2,191,052
*
In U.S. dollars unless otherwise indicated.
See A bbreviations on page 43 .

Putnam Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-
the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedule of Investments.
At July 31, 2026, unfunded commitments were as follows:
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July 31,
2026, the Fund held investments in affiliated management investment companies as follows:
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Borrower Unfunded Commitment
Putnam Income Fund
CoreWeave , Inc. $ 39,569
First Eagle Holdings, Inc. 145,833
$ 185,402
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Income Fund
Non-Controlled Affiliates
Dividends
Franklin Ultra Short Bond ETF . $25,418,078 $— $— $— $(30,404) $25,387,674 1,013,480 $756,715
Putnam Short Term Investment
Fund, Class P, 3.819% ...... 75,325,056 231,141,296 (251,599,444) — — 54,866,908 54,866,908 1,810,148
Total Affiliated Securities ... $100,743,134 $231,141,296 $(251,599,444) $— $(30,404) $80,254,582 $2,566,863

Putnam Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Putnam Income Fund
Assets:
Investments in Securities:
a
Management Investment Companies ......... $ 25,387,674 $ — $ — $ 25,387,674
Corporate Bonds ........................ — 403,770,054 — 403,770,054
Senior Floating Rate Interests ............... — 37,886,952 256,616 38,143,568
Foreign Government and Agency Securities .... — 28,060,601 — 28,060,601
Asset-Backed Securities ................... — 127,504,823 — 127,504,823
Commercial Mortgage-Backed Securities ...... — 54,285,471 — 54,285,471
Mortgage-Backed Securities ................ — 337,768,666 — 337,768,666
Residential Mortgage-Backed Securities ....... — 68,362,878 — 68,362,878
Agency Commercial Mortgage-Backed Securities — 53,893,399 — 53,893,399
Municipal Bonds ......................... — 10,733,383 — 10,733,383
Short Term Investments ................... 54,866,908 19,358,526 — 74,225,434
Total Investments in Securities ........... $80,254,582 $1,141,624,753 $256,616 $1,222,135,951
Other Financial Instruments:
Forward Exchange Contracts ............... $— $4,870 $— $4,870
Forward Premium Swap Option Contracts ..... — 379,034 — 379,034
Futures Contracts ....................... 781,861 — — 781,861
Swap Contracts ......................... — 3,804,917 — 3,804,917
Unfunded Loan Commitments .............. — 1,552 — 1,552
Total Other Financial Instruments ......... $781,861 $4,190,373 $— $4,972,234
– – – –
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 61,894,395 $ — $ 61,894,395
Forward Exchange Contracts ............... — 5,136 — 5,136
Forward Premium Swap Option Contracts ...... — 5,763,994 — 5,763,994
Futures Contracts ........................ 7,241,492 — — 7,241,492
Swap Contracts ......................... — 1,263,022 — 1,263,022
Total Other Financial Instruments ......... $7,241,492 $68,926,547 $— $76,168,039
a
For detailed categories, see the accompanying Schedule of Investments.
5. Fair Value Measurements
(continued)

Putnam Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MCM
Mizuho Capital Markets LLC
MSCO
Morgan Stanley
NATW
Natwest Markets plc
SSBT
State Street Bank and Trust Co.
Cu r rency
EUR
Euro
Index
CDX.NA.HY
CDX North America High Yield Index
CMBX.NA
CMBX North America Index
Selected Portfolio
CLO
Collateralized Loan Obligation
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
IBOR
Interbank Offered Rate
IO
Interest Only
MBS
Mortgage-Backed Security
NATL
National Reinsurance Corp.
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 3.66%
3-month EURIBOR ................... 2.48%
6-month EURIBOR ................... 2.71%
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.